UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2017

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
June 30, 2017

Principal
Amount
or Shares		Security			Value
		CORPORATE BONDS-45.3%
		Aerospace/Defense-.5%
$200	M	Rolls-Royce, PLC, 3.625%, 10/14/2025		(a)	206,356
		Automotive-1.2%
500	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			504,342
		Chemicals-1.7%
		Agrium, Inc.:
200	M	3.5%, 6/1/2023			205,587
200	M	3.375%, 3/15/2025			200,358
300	M	Dow Chemical Co., 3.5%, 10/1/2024			308,584
					714,529
		Consumer Non-Durables-1.0%
400	M	Newell Brands, Inc., 4.2%, 4/1/2026			425,171
		Energy-3.0%
500	M	BP Capital Markets, PLC, 3.216%, 11/28/2023			508,211
300	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			331,415
465	M	Marathon Oil Corp., 3.85%, 6/1/2025			454,658
					1,294,284
		Financial Services-4.2%
300	M	American International Group, Inc., 3.75%, 7/10/2025			306,086
200	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			214,743
500	M	Ford Motor Credit Co., LLC, 2.875%, 10/1/2018			505,110
100	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035			109,048
200	M	General Electric Capital Corp., 3.1%, 1/9/2023			207,563
250	M	Key Bank NA, 3.4%, 5/20/2026			248,719
200	M	State Street Corp., 3.55%, 8/18/2025			208,481
					1,799,750
		Financials-11.7%
		Bank of America Corp.:
500	M	2.1532%, 4/24/2023		+	502,177
400	M	5.875%, 2/7/2042			503,054
400	M	Capital One Financial Corp., 3.75%, 4/24/2024			409,337
500	M	Citigroup, Inc., 3.7%, 1/12/2026			506,613
200	M	Deutsche Bank AG, 3.7%, 5/30/2024			200,263
300	M	General Motors Financial Co., 5.25%, 3/1/2026			324,587
500	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023			516,705
		JPMorgan Chase & Co.:
300	M	3.625%, 12/1/2027			297,567
100	M	6.4%, 5/15/2038			134,241
		Morgan Stanley:
100	M	5.5%, 7/28/2021			110,987
500	M	2.3732%, 5/8/2024		+	502,990
		U.S. Bancorp:
200	M	3.6%, 9/11/2024			207,938
200	M	3.1%, 4/27/2026			197,904
300	M	Visa, Inc., 3.15%, 12/14/2025			304,909
		Wells Fargo & Co.:
100	M	5.606%, 1/15/2044			119,182
200	M	3.9%, 5/1/2045			200,585
					5,039,039
		Food/Beverage/Tobacco-1.0%
		Anheuser-Busch InBev Finance, Inc.:
100	M	3.65%, 2/1/2026			103,211
200	M	4.7%, 2/1/2036			220,814
100	M	4.9%, 2/1/2046			113,316
					437,341
		Food/Drug-1.0%
400	M	CVS Health Corp., 3.875%, 7/20/2025			416,597
		Information Technology-2.2%
200	M	Apple, Inc., 2.5%, 2/9/2025			195,808
300	M	Microsoft Corp., 3.7%, 8/8/2046			297,649
		Oracle Corp.:
100	M	2.95%, 5/15/2025			100,592
350	M	2.65%, 7/15/2026			336,248
					930,297
		Media-Broadcasting-.7%
300	M	Comcast Corp., 4.25%, 1/15/2033			320,281
		Media-Diversified-.5%
200	M	Time Warner, Inc., 3.6%, 7/15/2025			199,891
		Real Estate-7.3%
300	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			305,706
300	M	AvalonBay Communities, Inc., 3.5%, 11/15/2024			307,839
450	M	Boston Properties, LP, 2.75%, 10/1/2026			425,732
200	M	ERP Operating, LP, 3.375%, 6/1/2025			201,578
300	M	Prologis, LP, 3.75%, 11/1/2025			312,862
500	M	Realty Income Corp., 3.25%, 10/15/2022			508,119
200	M	Simon Property Group, LP, 3.375%, 10/1/2024			203,808
500	M	Tanger Properties, LP, 3.125%, 9/1/2026			469,482
400	M	Welltower, Inc., 4%, 6/1/2025			414,265
					3,149,391
		Retail-General Merchandise-2.0%
200	M	Amazon.com, Inc., 4.8%, 12/5/2034			230,929
500	M	Home Depot, Inc., 5.875%, 12/16/2036			652,561
					883,490
		Telecommunications-2.1%
200	M	AT&T, Inc., 5.15%, 3/15/2042			204,956
		Verizon Communications, Inc.:
400	M	3.65%, 9/14/2018			408,984
300	M	4.272%, 1/15/2036			290,459
					904,399
		Transportation-2.3%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			479,917
200	M	Cummins, Inc., 4.875%, 10/1/2043			226,422
300	M	Southwest Airlines Co., 3%, 11/15/2026			291,553
					997,892
		Utilities-2.9%
200	M	Dominion Resources, Inc., 3.9%, 10/1/2025			207,392
200	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			209,879
500	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			515,148
100	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			100,629
200	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041			230,706
					1,263,754
Total Value of Corporate Bonds (cost $19,542,382)					19,486,804
		COMMON STOCKS-38.9%
		Consumer Discretionary-4.3%
3,000		Acushnet Holdings Corporation			59,520
341		Adient, PLC			22,295
4,000		American Eagle Outfitters, Inc.			48,200
3,100		Coach, Inc.			146,754
7,100		DSW, Inc. - Class "A"			125,670
7,800		Ford Motor Company			87,282
3,700		HSN, Inc.			118,030
3,300		L Brands, Inc.			177,837
2,300		Newell Brands, Inc.			123,326
3,700		Nordstrom, Inc.			176,971
4,400		Regal Entertainment Group - Class "A"			90,024
3,500		Tupperware Brands Corporation			245,805
650		Whirlpool Corporation			124,553
2,000		Williams-Sonoma, Inc.			97,000
2,000		Wyndham Worldwide Corporation			200,820
					1,844,087
		Consumer Staples-5.9%
6,600		Altria Group, Inc.			491,502
5,700		B&G Foods, Inc.			202,920
3,900		Coca-Cola Company			174,915
8,100		Koninklijke Ahold Delhaize NV (ADR)			155,034
2,100		Nu Skin Enterprises, Inc. - Class "A"			131,964
3,000		PepsiCo, Inc.			346,470
4,700		Philip Morris International, Inc.			552,015
1,600		Procter & Gamble Company			139,440
3,100		Sysco Corporation			156,023
2,700		Wal-Mart Stores, Inc.			204,336
					2,554,619
		Energy-2.0%
800		Chevron Corporation			83,464
1,400		ExxonMobil Corporation			113,022
3,000		Marathon Petroleum Corporation			156,990
850		Occidental Petroleum Corporation			50,889
3,400		PBF Energy, Inc. - Class "A"			75,684
800		Phillips 66			66,152
2,200		Royal Dutch Shell, PLC - Class "A" (ADR)			117,018
750		Schlumberger, Ltd.			49,380
4,400		Suncor Energy, Inc.			128,480
					841,079
		Financials-4.8%
2,000		Ameriprise Financial, Inc.			254,580
3,100		Berkshire Hills Bancorp, Inc.			108,965
1,300		Chubb, Ltd.			188,994
3,700		Discover Financial Services			230,103
2,600		Hamilton Lane, Inc. - Class "A"			57,174
3,200		JPMorgan Chase & Company			292,480
3,600		MetLife, Inc.			197,784
1,700		PNC Financial Services Group, Inc.			212,279
4,200		U.S. Bancorp			218,064
8,300		Waddell & Reed Financial, Inc. - Class "A"			156,704
2,600		Wells Fargo & Company			144,066
					2,061,193
		Health Care-4.3%
5,200		Abbott Laboratories			252,772
4,900		AbbVie, Inc.			355,299
6,200		GlaxoSmithKline, PLC (ADR)			267,344
2,900		Johnson & Johnson			383,641
3,700		Merck & Company, Inc.			237,133
11,200		Pfizer, Inc.			376,208
					1,872,397
		Industrials-5.5%
2,000		3M Company			416,380
8,300		General Electric Company			224,183
2,000		Honeywell International, Inc.			266,580
4,964		Johnson Controls International, PLC			215,239
5,600		Koninklijke Philips NV (ADR)			200,592
1,400		Lockheed Martin Corporation			388,654
3,900		Mobile Mini, Inc.			116,415
11,200		Triton International, Ltd.			374,528
1,200		United Technologies Corporation			146,532
					2,349,103
		Information Technology-5.6%
3,100		Apple, Inc.			446,462
9,000		Cisco Systems, Inc.			281,700
4,300		Intel Corporation			145,082
1,000		International Business Machines Corporation			153,830
5,700		Maxim Integrated Products, Inc.			255,930
6,800		Microsoft Corporation			468,724
4,400		QUALCOMM, Inc.			242,968
2,200		Symantec Corporation			62,150
8,200		Travelport Worldwide, Ltd.			112,832
2,900		Western Digital Corporation			256,940
					2,426,618
		Materials-1.0%
3,200		International Paper Company			181,152
1,150		Praxair, Inc.			152,433
2,000		RPM International, Inc.			109,100
					442,685
		Real Estate-1.9%
11,000		Brixmor Property Group, Inc. (REIT)			196,680
4,300		Chesapeake Lodging Trust (REIT)			105,221
14,100		FelCor Lodging Trust, Inc. (REIT)			101,661
7,500		Tanger Factory Outlet Centers, Inc. (REIT)			194,850
5,200		Urstadt Biddle Properties, Inc. - Class "A" (REIT)			102,960
9,000		Whitestone REIT (REIT)			110,250
					811,622
		Telecommunication Services-1.3%
8,300		AT&T, Inc.			313,159
5,500		Verizon Communications, Inc.			245,630
					558,789
		Utilities-2.3%
2,900		Black Hills Corporation			195,663
3,200		Duke Energy Corporation			267,488
3,900		Exelon Corporation			140,673
5,600		NiSource, Inc.			142,016
1,500		SCANA Corporation			100,515
2,300		WEC Energy Group, Inc.			141,174
					987,529
Total Value of Common Stocks (cost $15,388,549)					16,749,721
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.7%
		Fannie Mae
992	M	3.5%, 9/1/2045 - 11/1/2046			1,020,430
1,030	M	4%, 11/1/2045 - 7/1/2046			1,085,097
266	M	4.5%, 1/1/2047			285,732
68	M	5%, 8/1/2039			74,582
Total Value of Residential Mortgage-Backed Securities (cost $2,480,884)					2,465,841
		EXCHANGE TRADED FUNDS-2.7%
13,250		ishares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $1,122,628)			1,171,167
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.7%
		Federal Home Loan Bank:
$500	M	0.9%, 7/24/2017			499,711
500	M	0.98%, 8/11/2017			499,453
1,000	M	1.01%, 8/4/2017			999,102
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,998,200)					1,998,266
		SHORT-TERM CORPORATE NOTES-1.7%
750	M	Microsoft Corp., 1.04%, 9/5/2017 (cost $748,569)		(b)	748,406
Total Value of Investments (cost $41,281,212)			99.0%		42,620,205
Other Assets, Less Liabilities			1.0		422,315
Net Assets			100.0%		$43,042,520

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held one 144A security with a value of $206,356 representing .5% of the Fund's net assets.

(b)	Security exempt from registration under Section 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held one Section 4(2) security with a value of $748,406 representing 1.7% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	USD	United States Dollar

At June 30, 2017, the cost of investments for federal income tax purposes was
$41,281,608. Accumulated net unrealized appreciation on investments was
$1,327,855, consisting of $2,056,799 gross unrealized appreciation and $728,944 gross unrealized depreciation.

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
June 30, 2017

Futures contracts outstanding at June 30, 2017:

Number of			Value at	Value at	Unrealized
Contracts	Type	Expiration	Trade Date	June 30, 2017	Appreciation
5	5 Year U.S. Treasury Note	Sep. 2017	$589,616	$589,989	$ 373
19	10 Year U.S. Treasury Note	Sep. 2017	2,385,564	2,385,792	228
7	U.S. Treasury Long Bond	Sep. 2017	1,064,164	1,052,426	(11,738)
(Premium received $395)					$ (11,137)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$19,486,804	$-	$19,486,804
Common Stocks	16,749,721	-	-	16,749,721
Residential
Mortgage-Backed Securities	-	2,465,841	-	2,465,841
Exchange Traded Funds	1,171,167	-	-	1,171,167
Short-Term U.S. Government
Agency Obligations	-	1,998,266	-	1,998,266
Short-Term Corporate Notes	-	748,406	-	748,406
Total Investments in Securities*	$17,920,888	$24,699,317	$-	$42,620,205

Liabilities
Futures Contracts	$(10,742)	$-	$-	$(10,742)

*The Portfolio of Investments provides information on the industry categorization of corporate bonds and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
June 30, 2017

Principal
Amount		Security		Value
		LOAN PARTICIPATIONS+-88.5%
		Aerospace/Defense-1.7%
$1,500	M	Accudyne Industries SCA, 4.2261%, 12/13/2019		$1,489,687
		TransDigm, Inc.:
347	M	4.2494%, 5/14/2022		346,574
1,352	M	4.2261%, 1/26/2024		1,354,228
				3,190,489
		Automotive-4.1%
1,464	M	Hertz Corp., 3.9761%, 6/30/2023		1,460,555
1,845	M	Jaguar Holding Co., 4.0132%, 8/18/2022		1,847,931
649	M	KAR Auction Services, Inc., 3.5625%, 3/11/2021		654,969
836	M	Key Safety Systems, Inc., 5.68%, 8/29/2021		840,892
1,075	M	Superior Industries International, Inc., 5.7872%, 3/22/2024		1,072,313
		Truck Hero, Inc.:
1,100	M	5.1557%, 4/22/2024		1,092,784
500	M	9.4057%, 5/16/2025		496,720
				7,466,164
		Building Materials-.5%
932	M	Builders FirstSource, Inc., 4.2964%, 2/29/2024		933,101
		Chemicals-3.8%
865	M	A. Schulman, Inc., 4.3232%, 6/1/2022		868,960
650	M	Chemours Co., 3.57%, 5/12/2022		652,220
2,493	M	HII Holding Corp., 4.5464%, 12/20/2019		2,365,682
492	M	Huntsman International, LLC, 4.1208%, 4/1/2023		495,459
662	M	Methanol Holdings Trinidad, Ltd., 4.7261%, 6/30/2022		662,327
910	M	Univar USA, Inc., 3.9761%, 7/1/2022		911,907
950	M	Venator Materials Corp., 3%, 6/29/2024	(b)	947,625
				6,904,180
		Consumer Non-Durables-1.5%
1,575	M	Kronos Acquisition, Inc., 5.7933%, 8/26/2022		1,589,175
1,227	M	Reynolds Group Holdings, Inc., 4.2261%, 2/5/2023		1,229,994
				2,819,169
		Energy-2.3%
879	M	Granite Acquisition, Inc., 5.2964%, 12/17/2021		884,838
925	M	Jonah Energy, LLC, 7.7261%, 5/12/2021		894,937
773	M	MEG Energy Corp., 4.5961%, 12/31/2023		753,875
625	M	Summit Midstream Partners Holdings, LLC, 7.2261%, 5/13/2022		633,594
1,000	M	Ultra Resources, Inc., 4.1171%, 4/12/2024		995,000
				4,162,244
		Financial Services-5.1%
2,743	M	Alliant Holdings Intermediate, LLC, 4.4165%, 8/12/2022		2,744,386
642	M	Ineos U.S. Finance, LLC, 3.9761%, 3/31/2022		644,377
2,750	M	NFP Corp., 4.495%, 1/8/2024	(b)	2,767,765
3,250	M	USI Holdings Corp., 4.1796%, 5/16/2024		3,236,447
				9,392,975
		Financials-4.9%
798	M	Avolon TLB Borrower 1 U.S., LLC, 3.9622%, 3/21/2022		803,738
240	M	Helix Generation Funding, LLC, 4.96%, 6/3/2024		241,012
1,019	M	Lightstone Holding Co., LLC, 5.7261%, 1/30/2024		994,777
2,325	M	Project Leopard Holdings, Inc., 6.5%, 6/21/2023	(b)	2,333,719
1,600	M	Telenet Financing USD, LLC, 3.9089%, 6/302025		1,604,001
2,000	M	VFH Parent, LLC, 4.75%, 12/2/2021	(b)	2,015,000
1,000	M	Zelis Healthcare, Inc., 4.5%, 6/26/2022	(b)	998,750
				8,990,997
		Food/Beverage/Tobacco-2.5%
532	M	B&G Foods, Inc., 3.4761%, 11/2/2022		535,616
1,070	M	Chobani, LLC, 5.4761%, 10/10/2023		1,078,792
599	M	Jacobs Douwe Egberts International BV, 3.4375%, 7/4/2022		602,989
1,464	M	Pinnacle Foods Finance, LLC, 3.0759%, 2/2/2024		1,470,312
900	M	Post Holdings, Inc., 3.47%, 5/24/2024	(b)	902,250
				4,589,959
		Forest Products/Containers-2.8%
1,750	M	BWay Holdings Co., 4.3259%, 4/3/2024		1,750,656
		Exopack Holdings SA:
2,600	M	4.25%, 6/24/2022		2,593,520
703	M	6%, 5/8/2019	(b)	700,749
				5,044,925
		Gaming/Leisure-7.0%
		AMC Entertainment Holdings, Inc.:
874	M	3.4594%, 12/15/2022		876,779
374	M	3.4656%, 12/15/2023		375,310
2,200	M	Caesars Entertainment Resort Partners, LLC, 3.495% 4/4/2024	(b)	2,194,841
2,550	M	Delta 2 Lux Sarl, 4.5044%, 2/1/2024	(b)	2,555,380
2,500	M	Dorna Sports SL, 3.5%, 4/12/2024	(b)	2,521,875
1,310	M	La Quinta Intermediate Holdings, LLC, 3.9084%, 4/14/2021		1,316,261
617	M	Lions Gate Entertainment Corp., 4.2261%, 12/8/2023		620,635
1,461	M	Live Nation Entertainment, Inc., 3.5%, 10/31/2023		1,465,846
867	M	Seminole Hard Rock Entertainment, Inc., 4.0464%, 5/14/2020		870,146
				12,797,073
		Health Care-9.3%
1,325	M	Air Medical Group Holdings, Inc., 4.995%, 4/28/2022	(b)	1,321,065
2,000	M	American Renal Associates, Inc., 3.25%, 6/14/2024	(b)	2,001,260
		CHS/Community Health Systems, Inc.:
206	M	3.9518%, 12/31/2019		205,835
695	M	4.2018%, 1/27/2021		694,918
522	M	Cotiviti Corp., 3.8%, 9/28/2023		523,969
925	M	Endo Luxembourg Finance Co., 5.5%, 4/29/2024		933,787
1,070	M	Envision Healthcare Corp., 4.3%, 12/1/2023		1,073,636
999	M	ExamWorks Group, Inc., 4.4761%, 7/27/2023		1,006,367
530	M	Mallinckrodt International Finance SA, 4.0464%, 9/24/2024		528,862
505	M	MPH Acquisition Holdings, LLC, 4.2964%, 6/7/2023		507,733
1,867	M	Nature's Bounty Co., 4.7964%, 5/5/2023		1,870,554
382	M	Onex Carestream Finance, LP, 5.2750%, 6/7/2019		380,414
2,350	M	Patheon Holdings I BV, 4.5044%, 4/22/2024		2,357,344
1,496	M	Sterigenics-Nordion Holdings, LLC, 4.1496%, 5/15/2022		1,496,257
575	M	U.S. Anesthesia Partners, 4%, 6/23/2024	(b)	576,167
1,508	M	Valeant Pharmaceuticals International, Inc., 5.83%, 4/1/2022		1,529,736
				17,007,904
		Industrials-.6%
1,144	M	SIG Combibloc Holdings SCA, 4.2261%, 3/11/2022		1,151,950
		Information Technology-6.8%
324	M	ARRIS Group, Inc., 3.7261%, 4/26/2024		322,972
1,560	M	Avast Holdings BV, 4.5464%, 9/30/2022		1,577,382
873	M	Change Heathcare Holdings, 3.9761%, 3/1/2024		873,629
975	M	Digicel International Finance, Ltd., 4.745%, 5/27/2024	(b)	982,800
1,940	M	EIG Investors Corp., 5.2417%, 2/9/2023		1,947,283
1,873	M	Go Daddy Operating Co., LLC, 3.7261%, 2/15/2024	(b)	1,878,578
675	M	Hyland Software, Inc., 3.25%, 7/1/2022	(b)	679,570
650	M	MaxLinear, Inc., 3.6171%, 5/13/2024		650,406
1,555	M	Quest Software U.S., 7.2261%, 10/31/2022		1,582,853
625	M	TKC Holdings, Inc., 5.3758%, 2/1/2023		625,391
733	M	Western Digital Corp., 3.9761%, 4/29/2023		736,512
641	M	Zebra Technologies Corp., 3.7225%, 10/27/2021		644,515
				12,501,891
		Manufacturing-6.3%
3,500	M	Brand Energy & Infrastructure, 5.25%, 6/16/2024	(b)	3,494,540
1,373	M	Columbus McKinnon Corp., 4.2964%, 1/31/2024		1,386,791
622	M	Douglas Dynamics, LLC, 4.73%, 12/31/2021		624,984
972	M	Filtration Group, Inc., 4.4761%, 11/23/2020		974,567
994	M	Gardner Denver, Inc., 4.5464%, 7/30/2020		996,880
833	M	Gates Global, LLC, 4.54639%, 4/1/2024		835,578
892	M	Husky Injection Molding System, 4.4761%, 6/30/2021		896,979
1,042	M	RBS Global, Inc., 3.9713%, 8/21/2023		1,043,648
1,174	M	U.S. Farathane, LLC, 5.2964%, 12/23/2021		1,188,185
				11,442,152
		Media-Broadcasting-3.0%
		Altice Financing SA:
1,350	M	3.94405%, 6/22/2025		1,337,560
1,225	M	3.9080%, 7/15/2025		1,225,153
2,244	M	Altice U.S. Finance I, 3.4661%, 7/28/2025		2,242,972
		CBS Radio, Inc.:
125	M	4.495%, 10/17/2023	(b)	125,625
554	M	4.7156%, 10/17/2023		557,720
				5,489,030
		Media-Cable TV-4.0%
1,871	M	CSC Holdings, LLC, 3.4594%, 7/17/2025	(b)	1,860,775
746	M	Gray Television, Inc., 3.5505%, 2/7/2024		751,380
821	M	Midcontinent Communications, Inc., 3.5842%, 12/31/2023		826,687
102	M	Mission Broadcasting, Inc., 4.2459%, 1/17/2024		102,043
1,065	M	Nexstar Broadcasting, Inc., 4.2383%, 1/17/2024		1,070,645
613	M	Raycom TV Broadcasting, LLC, 4.2261%, 8/4/2021		614,207
1,400	M	WideOpenWest Finance, LLC, 4%, 8/18/2023	(b)	1,398,250
600	M	Ziggo Secured Finance BV, 3.6589%, 4/15/2025		598,692
				7,222,679
		Media-Diversified-.3%
487	M	Tribune Media Co., 4.2261%, 1/26/2024		490,329
		Metals/Mining-3.2%
1,247	M	Arch Coal, Inc., 5.2261%, 3/7/2024		1,247,661
1,297	M	Foresight Energy, LLC, 6.7947%, 3/28/2022		1,240,017
1,374	M	MRC Global U.S., Inc., 5.2261%, 11/8/2019		1,386,355
224	M	Peabody Energy Corp., 5.7261%, 3/31/2022		225,279
848	M	TMS International Corp., 4.6717%, 10/16/2020		852,358
840	M	Zekelman Industries, Inc., 4.7894%, 6/14/2021		846,229
				5,797,899
		Retail-General Merchandise-7.0%
1,448	M	1011778 B.C. Unlimited, 3.5035%, 2/16/2024		1,447,607
1,683	M	84 Lumber Co., 6.9661%, 10/25/2023		1,704,451
1,375	M	Bass Pro Group, LLC, 6.2964%, 12/15/2023		1,338,391
1,300	M	BJ's Wholesale Club, Inc., 4.9681%, 2/3/2024		1,262,950
913	M	CNT Holdings III Corp., 4.51%, 1/22/2023		915,331
747	M	Hanesbrands, Inc., 3.7261%, 4/29/2022		753,277
1,538	M	Harbor Freight Tools USA, Inc., 4.4761%, 8/18/2023		1,538,860
1,108	M	Landry's, Inc., 3.9128%, 10/4/2023		1,105,570
869	M	Neiman Marcus Group, Inc., 4.3387%, 10/25/2020		654,144
1,045	M	Party City Holdings, Inc., 4.188%, 8/19/2022		1,046,199
993	M	Planet Fitness Holdings, LLC, 4.2452%, 3/31/2021		993,741
				12,760,521
		Services-3.6%
2,384	M	Brickman Group, Ltd., LLC, 4.2174%, 12/18/2020		2,391,747
535	M	GW Honos Security Corp., 5.2261%, 5/24/2024		538,804
1,192	M	Harland Clarke Holdings Corp., 6.7964%, 2/9/2022		1,197,419
943	M	Monitronics International, Inc., 6.7964%, 9/30/2022		953,985
1,520	M	TKC Holdings, Inc., 5.3758%, 2/1/2023		1,520,575
				6,602,530
		Telecommunications-.6%
1,075	M	GCI Holdings, Inc., 4.2261%, 2/2/2022		1,081,742
		Utilities-3.9%
956	M	Calpine Corp., 4.05%, 1/15/2024		956,487
474	M	Dynegy, Inc., 4.4761%, 2/7/2024		473,332
		HD Supply, Inc.:
630	M	4.0464%, 8/13/2021		631,601
546	M	4.0464%, 10/17/2023		548,776
1,250	M	InterGen NV, 5.47%, 6/12/2020	(b)	1,250,006
990	M	NRG Energy, Inc., 3.5464%, 6/30/2023		989,941
1,070	M	Talen Energy Supply, LLC, 5.2261%, 7/15/2023		998,769
1,270	M	Vistra Operations Co., LLC, 3.9761%, 8/4/2023		1,257,815
				7,106,727
		Waste Management-1.1%
944	M	Advanced Disposal Services, 3.9389%, 11/10/2023		948,869
1,117	M	GFL Environmental, Inc., 4.0464%, 9/29/2023		1,122,151
				2,071,020
		Wireless Communications-2.6%
1,600	M	Intelsat Jackson Holdings SA, 4.0003%, 6/30/2019		1,587,856
1,446	M	Sprint Communications, Inc., 3.75%, 2/2/2024		1,448,183
1,738	M	Telesat Canada, 4.3%, 11/17/2023		1,750,312
				4,786,351
Total Value of Loan Participations (cost $161,590,398)				161,804,001
		CORPORATE BONDS-7.7%
		Aerospace/Defense-.2%
325	M	Bombardier, Inc., 8.75%, 12/1/2021	(a)	361,562
		Automotive-.2%
425	M	Hertz Corp., 7.625%, 6/1/2022	(a)	425,042
		Building Materials-.4%
750	M	Griffon Corp., 5.25%, 3/1/2022		766,875
		Energy-2.2%
248	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)	253,270
750	M	Murphy Oil USA, Inc., 6%, 8/15/2023		795,000
750	M	Oasis Petroleum, Inc., 6.5%, 11/1/2021		731,250
400	M	Precision Drilling Corp., 6.5%, 12/15/2021		393,500
1,000	M	Targa Resources Partners, LP, 4.125%, 11/15/2019		1,016,250
800	M	Tesoro Logistics, LP, 6.25%, 10/15/2022		854,000
				4,043,270
		Financials-.5%
850	M	Icahn Enterprises, LP, 6.25%, 2/1/2022		888,250
		Health Care-1.0%
800	M	Centene Corp., 5.625%, 2/15/2021		836,000
450	M	Endo Finance, LLC, 7.25%, 1/15/2022	(a)	433,125
450	M	Molina Healthcare, Inc., 5.375%, 11/15/2022		478,688
				1,747,813
		Manufacturing-.4%
700	M	H&E Equipment Services, Inc., 7%, 9/1/2022		731,500
		Media-Cable TV-1.0%
750	M	CSC Holdings, LLC, 10.125%, 1/15/2023	(a)	871,875
500	M	DISH DBS Corp., 7.875%, 9/1/2019		552,500
425	M	Numericable Group SA, 6.25%, 5/15/2024	(a)	450,500
				1,874,875
		Metals/Mining-.4%
275	M	Aleris International, Inc., 9.5%, 4/1/2021	(a)	284,155
325	M	Teck Resources, Ltd., 8.5%, 6/1/2024	(a)	376,188
				660,343
		Services-.3%
450	M	Cimpress NV, 7%, 4/1/2022	(a)	468,000
		Telecommunications-.5%
650	M	GCI, Inc., 6.875%, 4/15/2025		706,062
225	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020	(a)	227,925
				933,987
		Utilities-.5%
430	M	Calpine Corp., 6%, 1/15/2022	(a)	446,125
500	M	Dynegy, Inc., 6.75%, 11/1/2019		518,125
				964,250
		Wireless Communications-.1%
250	M	T-Mobile USA, Inc., 6.125%, 1/15/2022		263,360
Total Value of Corporate Bonds (cost $14,079,384)				14,129,127
		VARIABLE AND FLOATING RATE NOTES-.1%
		Utilities
219	M	AES Corp., 3.9307%, 6/1/2019 (cost $221,104)	+	219,548
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-12.3%
		Federal Home Loan Bank:
15,000	M	0.9%, 7/19/2017		14,993,400
7,500	M	1.01%, 8/4/2017		7,493,265
Total Value of U.S. Government Agency Obligations (cost $22,486,088)				22,486,665
Total Value of Investments (cost $198,376,974)		108.6%		198,639,341
Excess of Liabilities Over Other Assets		(8.6)		(15,780,639)
Net Assets		100.0%		$182,858,702

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held eleven 144A securities with an aggregate value of $4,597,767 representing
2.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2017.

At June 30, 2017, the cost of investments for federal income tax purposes was $198,376,974. Accumulated net unrealized appreciation on investments was $262,367, consisting of $1,072,465 gross unrealized appreciation and
$810,098 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$161,804,001	$-	$161,804,001
Corporate Bonds	-	14,129,127	-	14,129,127
Variable and Floating Rate Notes	-	219,548	-	219,548
Short-Term U.S. Government
Agency Obligations	-	22,486,665	-	22,486,665
Total Investments in Securities*	$-	$198,639,341	$-	$198,639,341

* The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2017

Principal
Amount		Security			Value
		CORPORATE BONDS-93.1%
		Aerospace/Defense-1.4%
		Bombardier, Inc.:
$2,600	M	8.75%, 12/1/2021	(a)		$ 2,892,500
1,675	M	7.5%, 3/15/2025	(a)		1,742,000
		Meccanica Holdings USA, Inc.:
1,871	M	7.375%, 7/15/2039	(a)		2,254,555
750	M	6.25%, 1/15/2040	(a)		843,750
1,725	M	Transdigm, Inc., 6.375%, 6/15/2026			1,755,188
					9,487,993
		Automotive-4.9%
		American Axle & Manufacturing, Inc.:
125	M	6.625%, 10/15/2022			128,750
1,475	M	6.25%, 4/1/2025	(a)		1,441,812
1,175	M	6.5%, 4/1/2027	(a)		1,145,625
1,725	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			1,763,812
1,700	M	Avis Budget Car Rental, 6.375%, 4/1/2024	(a)		1,704,250
1,900	M	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	(a)		1,911,875
		Dana Holding Corp.:
2,000	M	6%, 9/15/2023			2,095,000
700	M	5.5%, 12/15/2024			729,750
2,350	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023			2,399,937
		Group 1 Automotive, Inc.:
1,700	M	5%, 6/1/2022			1,734,000
1,425	M	5.25%, 12/15/2023	(a)		1,446,375
		Hertz Corp.:
1,650	M	7.625%, 6/1/2022	(a)		1,650,165
875	M	5.5%, 10/15/2024	(a)		721,875
		IHO Verwaltungs GmbH:
1,075	M	4.125%, 9/15/2021	(a)		1,097,844
550	M	4.5%, 9/15/2023	(a)		559,625
3,650	M	LKQ Corp., 4.75%, 5/15/2023			3,741,250
3,725	M	Meritor, Inc., 6.25%, 2/15/2024			3,901,938
3,050	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)		3,240,625
2,550	M	ZF North America Capital, Inc., 4.75%, 4/29/2025	(a)		2,699,813
					34,114,321
		Building Materials-1.0%
2,600	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		2,752,750
4,200	M	Griffon Corp., 5.25%, 3/1/2022			4,294,500
					7,047,250
		Chemicals-4.2%
2,000	M	A. Schulman, Inc., 6.875%, 6/1/2023			2,125,000
1,700	M	Blue Cube Spinco, Inc., 10%, 10/15/2025			2,103,750
		Consolidated Energy Finance SA:
1,400	M	6.875%, 6/15/2025	(a)		1,445,500
1,366	M	6.75%, 10/15/2019	(a)		1,395,027
1,000	M	Evolution Escrow Issuer, 7.5%, 3/15/2022	(a)		1,035,000
1,900	M	Koppers, Inc., 6%, 2/15/2025	(a)		2,023,500
3,100	M	Platform Specialty Products Corp., 10.375%, 5/1/2021	(a)		3,437,125
1,925	M	PolyOne Corp., 5.25%, 3/15/2023			2,030,875
		Rain CII Carbon, LLC:
1,867	M	8.25%, 1/15/2021	(a)		1,948,681
5,600	M	7.25%, 4/1/2025	(a)		5,796,000
1,850	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		1,809,541
1,350	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)		1,221,750
2,200	M	Tronox Finance, LLC, 6.375%, 8/15/2020			2,211,000
525	M	W.R. Grace & Co., 5.625%, 10/1/2024	(a)		563,062
					29,145,811
		Consumer Non-Durables-1.7%
1,225	M	American Greetings Corp., 7.875%, 2/15/2025	(a)		1,330,656
1,125	M	First Quality Finance Co., 5%, 7/1/2025	(a)		1,150,312
2,700	M	Kronos Acquisition Holdings, 9%, 8/15/2023	(a)		2,700,000
		Reynolds Group Issuer, Inc.:
1,800	M	5.75%, 10/15/2020			1,844,262
850	M	5.125%, 7/15/2023	(a)		884,000
1,375	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)		1,454,063
2,275	M	Wolverine World Wide, Inc., 5%, 9/1/2026	(a)		2,249,406
					11,612,699
		Energy-10.4%
		Antero Resources Corp.:
950	M	5.375%, 11/1/2021			963,062
475	M	5.125%, 12/1/2022			478,410
400	M	5%, 3/1/2025	(a)		390,000
1,725	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		1,539,562
1,375	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		1,392,187
425	M	Callon Petroleum Co., 6.125%, 10/1/2024			434,562
		Carrizo Oil & Gas, Inc.:
1,000	M	6.25%, 4/15/2023			967,500
600	M	8.25%, 7/15/2025		(b)	615,000
		Cheniere Corpus Christi Holdings:
850	M	7%, 6/30/2024			949,875
825	M	5.125%, 6/30/2027	(a)		846,656
1,050	M	CONSOL Energy, Inc., 5.875%, 4/15/2022			1,036,875
		Continental Resources, Inc.:
3,575	M	3.8%, 6/1/2024			3,291,216
475	M	4.9%, 6/1/2044			399,000
825	M	Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)		827,062
		Crestwood Midstream Partners, LP:
2,175	M	6.25%, 4/1/2023			2,218,500
1,375	M	5.75%, 4/1/2025	(a)		1,375,000
1,775	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025	(a)		1,801,625
500	M	Diamondback Energy, Inc., 4.75%, 11/1/2024	(a)		500,000
2,767	M	Exterran Partners, LP, 6%, 10/1/2022			2,697,825
1,950	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			1,911,000
		Genesis Energy, LP:
1,400	M	6.75%, 8/1/2022			1,410,500
225	M	6%, 5/15/2023			221,625
500	M	5.625%, 6/15/2024			476,250
1,150	M	Gulfport Energy Corp., 6.375%, 5/15/2025	(a)		1,137,062
1,175	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)		1,113,312
2,600	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			2,535,000
1,400	M	Matador Resources Co., 6.875%, 4/15/2023			1,459,500
1,900	M	MEG Energy Corp., 6.5%, 1/15/2025	(a)		1,736,125
		Murphy Oil Corp.:
1,425	M	4.7%, 12/1/2022			1,379,400
1,225	M	6.875%, 8/15/2024			1,283,188
2,300	M	Newfield Exploration Co., 5.375%, 1/1/2026			2,392,000
325	M	NuStar Logistics, LP, 4.8%, 9/1/2020			339,625
1,750	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023			1,701,875
		Parsley Energy, LLC:
425	M	6.25%, 6/1/2024	(a)		448,375
1,075	M	5.25%, 8/15/2025	(a)		1,077,688
1,250	M	PDC Energy, Inc., 6.125%, 9/15/2024	(a)		1,275,000
1,700	M	Precision Drilling Corp., 6.5%, 12/15/2021			1,672,375
2,075	M	QEP Resources, Inc., 6.875%, 3/1/2021			2,163,188
1,651	M	Range Resources Corp., 5%, 8/15/2022	(a)		1,630,363
1,650	M	Rice Energy, Inc., 6.25%, 5/1/2022			1,726,313
1,250	M	Rowan Cos., Inc., 4.875%, 6/1/2022			1,165,625
700	M	RSP Permian, Inc., 5.25%, 1/15/2025	(a)		704,375
1,025	M	SM Energy Co., 5%, 1/15/2024			912,250
		Southwestern Energy Co.:
775	M	5.8%, 1/23/2020			793,406
1,025	M	4.95%, 1/23/2025			1,007,063
700	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027			700,000
		Sunoco, LP:
1,100	M	6.25%, 4/15/2021			1,152,250
900	M	6.375%, 4/1/2023			950,220
		Targa Resources Partners, LP:
900	M	5.25%, 5/1/2023			927,000
2,800	M	4.25%, 11/15/2023			2,747,500
1,150	M	5.125%, 2/1/2025	(a)		1,188,813
		Tesoro Logistics, LP:
1,650	M	6.25%, 10/15/2022			1,761,375
825	M	6.375%, 5/1/2024			897,188
		Ultra Petroleum, Inc.:
625	M	6.875%, 4/15/2022	(a)		621,094
525	M	7.125%, 4/15/2025	(a)		518,438
1,550	M	Unit Corp., 6.625%, 5/15/2021			1,491,875
		Weatherford Bermuda, PLC:
600	M	4.5%, 4/15/2022			532,500
625	M	6.5%, 8/1/2036			534,375
1,725	M	WPX Energy, Inc., 6%, 1/15/2022			1,716,375
					72,135,403
		Financials-3.4%
		Ally Financials, Inc.:
1,600	M	8%, 3/15/2020			1,824,000
2,825	M	8%, 11/1/2031			3,474,750
1,825	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)		1,628,812
1,000	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		1,085,000
1,650	M	CDW, LLC, 5%, 9/1/2025			1,720,125
1,700	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)		1,785,000
1,000	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)		1,066,875
		Icahn Enterprises, LP:
2,225	M	6.25%, 2/1/2022			2,325,125
2,075	M	6.75%, 2/1/2024			2,168,582
1,725	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024	(a)		1,751,976
1,350	M	Ladder Capital Finance Holdings, 5.25%, 3/15/2022	(a)		1,390,500
		Park Aerospace Holdings, Ltd.:
600	M	5.25%, 8/15/2022	(a)		629,442
725	M	5.5%, 2/15/2024	(a)		759,075
1,225	M	Springleaf Finance Corp., 7.75%, 10/1/2021			1,375,063
1,300	M	UniCredit SpA, 5.861%, 6/19/2032	(a)		1,337,779
					24,322,104
		Food/Beverage/Tobacco-.9%
1,225	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		1,333,045
		Lamb Weston Holdings, Inc.:
875	M	4.625%, 11/1/2024	(a)		905,625
625	M	4.875%, 11/1/2026	(a)		650,781
1,725	M	Post Holdings, Inc., 5.5%, 3/1/2025	(a)		1,783,219
1,700	M	Vector Group, Ltd., 6.125%, 2/1/2025	(a)		1,770,125
					6,442,795
		Food/Drug-.2%
1,350	M	Albertson Cos., LLC, 5.75%, 3/15/2025	(a)		1,258,875
		Forest Products/Containers-2.7%
400	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024	(a)		439,000
		Ardagh Packaging Finance, PLC:
2,175	M	6%, 6/30/2021	(a)		2,259,281
525	M	4.625%, 5/15/2023	(a)		539,878
1,850	M	Berry Plastics Group, 5.125%, 7/15/2023			1,933,250
425	M	Flex Acquisition Co., Inc., 6.875%, 1/15/2025	(a)		442,797
775	M	Louisiana-Pacific Corp., 4.875%, 9/15/2024			793,406
		Mercer International, Inc.:
1,400	M	7.75%, 12/1/2022			1,506,750
1,175	M	6.5%, 2/1/2024	(a)		1,229,861
		Owens-Brockway Glass Container, Inc.:
450	M	5%, 1/15/2022	(a)		477,563
625	M	5.875%, 8/15/2023	(a)		690,234
1,875	M	5.375%, 1/15/2025	(a)		2,006,250
450	M	6.375%, 8/15/2025	(a)		505,969
		Sealed Air Corp.:
875	M	4.875%, 12/1/2022	(a)		935,156
2,025	M	5.25%, 4/1/2023	(a)		2,181,938
2,175	M	6.875%, 7/15/2033	(a)		2,512,125
					18,453,458
		Gaming/Leisure-1.9%
		International Game Technology, PLC:
225	M	5.625%, 2/15/2020	(a)		240,334
900	M	6.25%, 2/15/2022	(a)		987,750
1,350	M	6.5%, 2/15/2025	(a)		1,488,375
525	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)		555,188
1,800	M	NCL Corp., Ltd., 4.625%, 11/15/2020	(a)		1,856,822
1,775	M	Regal Entertainment Group, 5.75%, 3/15/2022			1,859,313
1,900	M	Scientific Games International, Inc., 7%, 1/1/2022	(a)		2,028,250
1,125	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025	(a)		1,205,156
2,900	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		2,936,250
					13,157,438
		Health Care-8.9%
2,725	M	Centene Corp., 6.125%, 2/15/2024			2,953,028
		CHS/Community Health Systems, Inc.:
1,125	M	7.125%, 7/15/2020			1,099,687
950	M	5.125%, 8/1/2021			965,437
2,450	M	6.25%, 3/31/2023			2,538,445
		DaVita HealthCare Partners, Inc.:
1,875	M	5.75%, 8/15/2022			1,928,906
1,775	M	5.125%, 7/15/2024			1,804,953
		Endo Finance, LLC:
1,350	M	7.25%, 1/15/2022	(a)		1,299,375
1,575	M	6%, 7/15/2023	(a)		1,331,662
375	M	6%, 2/1/2025	(a)		307,500
		Fresenius Medical Care U.S. Finance II, Inc.:
1,150	M	5.625%, 7/31/2019	(a)		1,220,437
675	M	4.75%, 10/15/2024	(a)		712,125
		HCA, Inc.:
3,025	M	6.5%, 2/15/2020			3,308,594
3,300	M	6.25%, 2/15/2021			3,613,500
175	M	7.5%, 2/15/2022			201,906
2,425	M	5.875%, 5/1/2023			2,646,281
375	M	5.375%, 2/1/2025			396,487
2,400	M	5.875%, 2/15/2026			2,598,000
		HealthSouth Corp.:
1,150	M	5.125%, 3/15/2023			1,190,250
1,325	M	5.75%, 11/1/2024			1,366,406
1,225	M	Kindred Healthcare, Inc., 8.75%, 1/15/2023			1,292,375
		LifePoint Health, Inc.:
2,900	M	5.875%, 12/1/2023			3,066,750
1,175	M	5.375%, 5/1/2024			1,219,063
		Mallinckrodt Finance SB:
1,125	M	5.75%, 8/1/2022	(a)		1,063,125
1,025	M	5.5%, 4/15/2025	(a)		902,000
		Molina Healthcare, Inc.:
2,925	M	5.375%, 11/15/2022			3,111,469
1,750	M	4.875%, 6/15/2025	(a)		1,767,500
775	M	MPH Acquisition Holdings, 7.125%, 6/1/2024	(a)		828,281
700	M	RegionalCare Hospital Partners, 8.25%, 5/1/2023	(a)		754,250
3,575	M	Tenet Healthcare Corp., 6%, 10/1/2020			3,838,656
575	M	Universal Health Services, Inc., 5%, 6/1/2026	(a)		599,438
675	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			689,344
		Valeant Pharmaceuticals International, Inc.:
5,200	M	6.375%, 10/15/2020	(a)		5,063,500
1,100	M	5.625%, 12/1/2021	(a)		998,250
400	M	6.5%, 3/15/2022	(a)		420,500
1,125	M	7%, 3/15/2024	(a)		1,185,469
4,600	M	6.125%, 4/15/2025	(a)		3,910,000
					62,192,949
		Information Technology-5.0%
2,025	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		2,055,375
2,892	M	Belden, Inc., 5.5%, 9/1/2022	(a)		2,993,220
2,200	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)		2,359,500
1,525	M	Diamond 1 Finance Corp., 6.02%, 6/15/2026	(a)		1,682,674
2,625	M	Equinix, Inc., 5.875%, 1/15/2026			2,868,626
2,390	M	IAC/InterActiveCorp, 4.875%, 11/30/2018			2,412,705
625	M	J2 Cloud Services, LLC, 6%, 7/15/2025	(a)		646,875
		Match Group, Inc.:
350	M	6.75%, 12/15/2022			365,313
825	M	6.375%, 6/1/2024			900,281
1,850	M	Micron Technology, Inc., 7.5%, 9/15/2023			2,072,925
547	M	Microsemi Corp., 9.125%, 4/15/2023	(a)		627,683
1,250	M	MSCI, Inc., 5.75%, 8/15/2025	(a)		1,360,150
1,375	M	Nuance Communications, Inc., 6%, 7/1/2024			1,471,250
		NXP BV:
675	M	4.125%, 6/1/2021	(a)		712,463
2,650	M	3.875%, 9/1/2022	(a)		2,765,938
1,300	M	Open Text Corp., 5.625%, 1/15/2023	(a)		1,361,750
1,625	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		1,734,687
1,800	M	Radiate Holdco, LLC, 6.625%, 2/15/2025	(a)		1,804,500
1,225	M	Sensata Technologies BV, 6.25%, 2/15/2026	(a)		1,341,375
750	M	Verisign, Inc., 4.75%, 7/15/2027	(a)		762,188
2,075	M	Western Digital Corp., 10.5%, 4/1/2024			2,453,024
					34,752,502
		Manufacturing-3.6%
2,300	M	Amkor Technology, Inc., 6.375%, 10/1/2022			2,403,500
2,525	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		2,638,625
700	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)		724,500
1,400	M	Brand Energy & Infrastructure, 8.5%, 7/15/2025	(a)		1,452,500
2,225	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)		2,447,500
2,550	M	Gates Global, LLC, 6%, 7/15/2022	(a)		2,569,125
2,775	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		3,024,750
3,075	M	H&E Equipment Services, Inc., 7%, 9/1/2022			3,213,375
1,300	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027	(a)		1,367,438
		United Rentals, Inc.:
1,425	M	5.875%, 9/15/2026			1,522,969
1,475	M	5.5%, 5/15/2027			1,522,938
2,050	M	Zekelman Industries, Inc., 9.875%, 6/15/2023	(a)		2,308,813
					25,196,033
		Media-Broadcasting-2.6%
		Belo Corp.:
725	M	7.75%, 6/1/2027			808,375
150	M	7.25%, 9/15/2027			163,500
2,225	M	LIN Television Corp., 5.875%, 11/15/2022			2,341,813
3,250	M	Nexstar Broadcasting, Inc., 6.125%, 2/15/2022	(a)		3,416,563
1,350	M	Nexstar Escrow Corp., 5.625%, 8/1/2024	(a)		1,370,250
		Sinclair Television Group, Inc.:
4,075	M	5.375%, 4/1/2021			4,197,250
1,575	M	5.125%, 2/15/2027	(a)		1,531,688
		Sirius XM Radio, Inc.:
1,425	M	5.75%, 8/1/2021	(a)		1,474,875
1,175	M	3.875%, 8/1/2022	(a)	(b)	1,190,064
1,250	M	6%, 7/15/2024	(a)		1,331,250
					17,825,628
		Media-Cable TV-9.0%
		Altice Financing SA:
2,525	M	6.625%, 2/15/2023	(a)		2,685,186
2,300	M	5.375%, 7/15/2023	(a)		2,399,187
970	M	8.125%, 1/15/2024	(a)		1,059,725
900	M	7.625%, 2/15/2025	(a)		964,125
1,000	M	5.5%, 5/15/2026	(a)		1,052,500
1,150	M	7.5%, 5/15/2026	(a)		1,279,375
1,250	M	Block Communications, Inc., 6.875%, 2/15/2025	(a)		1,343,750
1,625	M	Cable One, Inc., 5.75%, 6/15/2022	(a)		1,712,344
		CCO Holdings, LLC:
2,950	M	5.125%, 2/15/2023			3,051,406
3,675	M	5.875%, 4/1/2024	(a)		3,932,250
1,350	M	5.125%, 5/1/2027	(a)		1,383,750
2,250	M	5.875%, 5/1/2027	(a)		2,410,312
		Cequel Communications Holdings I, LLC:
3,207	M	6.375%, 9/15/2020	(a)		3,279,157
1,700	M	7.75%, 7/15/2025	(a)		1,887,000
		Clear Channel Worldwide Holdings, Inc. (Class "A"):
200	M	7.625%, 3/15/2020			198,000
750	M	6.5%, 11/15/2022			768,750
		Clear Channel Worldwide Holdings, Inc. (Class "B"):
1,525	M	7.625%, 3/15/2020			1,523,094
2,375	M	6.5%, 11/15/2022			2,452,662
		CSC Holdings, LLC:
1,525	M	6.75%, 11/15/2021			1,692,750
4,950	M	10.125%, 1/15/2023	(a)		5,754,375
1,250	M	6.625%, 10/15/2025	(a)		1,378,250
650	M	10.875%, 10/15/2025	(a)		784,063
		DISH DBS Corp.:
4,125	M	7.875%, 9/1/2019			4,558,125
950	M	5%, 3/15/2023			976,125
1,750	M	5.875%, 11/15/2024			1,873,760
725	M	7.75%, 7/1/2026			860,937
2,400	M	Gray Television, Inc., 5.875%, 7/15/2026	(a)		2,454,000
		Midcontinent Communications & Finance Corp.:
750	M	6.25%, 8/1/2021	(a)		778,500
3,230	M	6.875%, 8/15/2023	(a)		3,496,475
		Numericable Group SA:
1,575	M	6%, 5/15/2022	(a)		1,649,813
2,900	M	6.25%, 5/15/2024	(a)		3,074,000
					62,713,746
		Media-Diversified-1.8%
1,675	M	CBS Outdoor Americas Capital, 5.875%, 3/15/2025			1,760,844
1,700	M	Clearwater Paper Corp., 4.5%, 2/1/2023			1,683,000
750	M	EW Scripps Co., 5.125%, 5/15/2025	(a)		774,375
1,700	M	Gannett Co., Inc., 5.125%, 7/15/2020			1,744,625
625	M	Lamar Media Corp., 5.75%, 2/1/2026			675,781
500	M	LSC Communication, Inc., 8.75%, 10/15/2023	(a)		523,750
2,775	M	Tribune Co., 5.875%, 7/15/2022			2,920,688
2,375	M	Lynx II Corp., 6.375%, 4/15/2023	(a)		2,505,625
					12,588,688
		Metals/Mining-6.6%
2,375	M	AK Steel Corp., 7%, 3/15/2027			2,464,062
		Aleris International, Inc.:
1,840	M	7.875%, 11/1/2020			1,743,400
1,325	M	9.5%, 4/1/2021	(a)		1,369,109
1,275	M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025	(a)		1,345,125
		ArcelorMittal:
1,875	M	6.125%, 6/1/2025			2,109,375
1,125	M	7.75%, 10/15/2039			1,267,031
325	M	7.5%, 3/1/2041			359,937
775	M	Arconic, Inc., 5.95%, 2/1/2037			784,687
3,400	M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	(a)		3,221,500
		Commercial Metals Co.:
1,725	M	4.875%, 5/15/2023			1,753,031
1,100	M	5.375%, 7/15/2027		(b)	1,123,375
1,500	M	Constellium NV, 8%, 1/15/2023	(a)		1,552,500
4,075	M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022	(a)		4,187,062
		Freeport-McMoRan, Inc.:
1,800	M	3.1%, 3/15/2020			1,768,500
1,400	M	5.45%, 3/15/2043			1,214,220
		HudBay Minerals, Inc.:
775	M	7.25%, 1/15/2023	(a)		803,094
450	M	7.625%, 1/15/2025	(a)		473,625
1,250	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		1,417,188
1,650	M	Natural Resource Partners, LP, 10.5%, 3/15/2022			1,771,688
		Novelis, Inc.:
2,750	M	6.25%, 8/15/2024	(a)		2,894,375
3,975	M	5.875%, 9/30/2026	(a)		4,104,188
		Peabody Energy Corp.:
325	M	6%, 3/31/2022	(a)		323,781
975	M	6.375%, 3/31/2025	(a)		964,031
3,450	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		3,424,125
		Teck Resources, Ltd.:
850	M	8.5%, 6/1/2024	(a)		983,875
2,150	M	6%, 8/15/2040			2,171,500
					45,594,384
		Real Estate-2.6%
1,500	M	Care Capital Properties, LP, 5.125%, 8/15/2026			1,526,811
1,950	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023			2,086,500
		Geo Group, Inc.:
400	M	5.125%, 4/1/2023			404,000
1,575	M	6%, 4/15/2026			1,641,937
		Iron Mountain, Inc.:
2,600	M	6%, 8/15/2023			2,775,500
2,875	M	5.75%, 8/15/2024			2,946,875
		Lennar Corp.:
1,400	M	4.75%, 4/1/2021			1,489,250
1,350	M	4.875%, 12/15/2023			1,440,281
		MPT Operating Partnership, LP:
375	M	6.375%, 3/1/2024			409,736
875	M	5.25%, 8/1/2026			914,016
1,100	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)		1,158,300
1,325	M	Starwood Property Trust, Inc., 5%, 12/15/2021	(a)		1,381,313
					18,174,519
		Retail-General Merchandise-3.0%
		AmeriGas Partners, LP:
775	M	5.625%, 5/20/2024			802,125
2,400	M	5.5%, 5/20/2025			2,396,256
1,825	M	5.875%, 8/20/2026			1,879,750
750	M	5.75%, 5/20/2027			763,125
		KFC Holding Co.:
1,075	M	5%, 6/1/2024	(a)		1,123,375
1,975	M	5.25%, 6/1/2026	(a)		2,083,625
575	M	4.75%, 6/1/2027	(a)		588,656
		L Brands, Inc.:
1,700	M	6.875%, 11/1/2035			1,649,000
3,125	M	6.75%, 7/1/2036			3,015,625
3,100	M	Landry's, Inc., 6.75%, 10/15/2024	(a)		3,181,375
1,825	M	Netflix, Inc., 5.5%, 2/15/2022			1,990,947
1,575	M	ServiceMaster Global Holdings, Inc., 5.125%, 11/15/2024	(a)		1,634,063
					21,107,922
		Services-3.0%
		ADT Corp.:
1,900	M	3.5%, 7/15/2022			1,847,180
1,800	M	4.125%, 6/15/2023			1,788,750
		AECOM:
1,975	M	5.75%, 10/15/2022			2,076,219
2,025	M	5.875%, 10/15/2024			2,212,312
1,475	M	5.125%, 3/15/2027	(a)		1,484,219
1,475	M	Aramark Services, Inc., 5.125%, 1/15/2024			1,554,281
1,270	M	Cimpress NV, 7%, 4/1/2022	(a)		1,320,800
2,250	M	GW Honos Security Corp., 8.75%, 5/15/2025	(a)		2,359,687
675	M	KAR Auction Services, Inc., 5.125%, 6/1/2025	(a)		689,344
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020			1,651,688
1,700	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)		1,851,572
1,850	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)		1,988,750
					20,824,802
		Telecommunications-3.9%
650	M	CenturyLink, Inc., 5.8%, 3/15/2022			678,437
1,400	M	Citizens Communications Co., 9%, 8/15/2031			1,130,500
		Frontier Communications Corp.:
525	M	7.125%, 1/15/2023			439,687
3,225	M	11%, 9/15/2025			3,007,312
		GCI, Inc.:
2,623	M	6.75%, 6/1/2021			2,691,854
3,125	M	6.875%, 4/15/2025			3,394,531
1,575	M	Qwest Corp., 7.25%, 9/15/2025			1,751,739
2,300	M	Telesat Canada, LLC, 8.875%, 11/15/2024	(a)		2,587,500
		Wind Acquisition Finance SA:
2,000	M	4.75%, 7/15/2020	(a)		2,026,000
4,975	M	7.375%, 4/23/2021	(a)		5,177,109
875	M	Windstream Services, LLC, 7.5%, 6/1/2022			785,313
		Zayo Group, LLC:
1,075	M	6.375%, 5/15/2025			1,164,354
2,525	M	5.75%, 1/15/2027	(a)		2,648,094
					27,482,430
		Transportation-.9%
		Fly Leasing, Ltd.:
1,675	M	6.75%, 12/15/2020			1,760,844
925	M	6.375%, 10/15/2021			974,719
1,750	M	Mobile Mini, Inc., 5.875%, 7/1/2024			1,820,000
1,450	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)		1,515,250
					6,070,813
		Utilities-3.9%
		AES Corp.:
2,525	M	7.375%, 7/1/2021			2,903,750
1,225	M	5.5%, 3/15/2024			1,281,656
		Calpine Corp.:
1,750	M	5.375%, 1/15/2023			1,712,812
1,900	M	5.75%, 1/15/2025			1,790,750
2,325	M	5.25%, 6/1/2026	(a)		2,290,125
		Dynegy, Inc.:
1,450	M	6.75%, 11/1/2019			1,502,562
2,100	M	7.375%, 11/1/2022			2,079,000
1,750	M	8%, 1/15/2025	(a)		1,706,250
1,351	M	FirstLight Hydro Generating Co., 8.812%, 10/15/2026			1,435,274
372	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			404,263
975	M	InterGen NV, 7%, 6/30/2023	(a)		943,313
		NRG Energy, Inc.:
1,800	M	7.25%, 5/15/2026			1,872,000
2,825	M	6.625%, 1/15/2027			2,842,656
1,350	M	NRG Yield Operating, LLC, 5%, 9/15/2026			1,380,375
2,539	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		2,742,595
					26,887,381
		Waste Management-.2%
1,175	M	GFL Environmental, Inc., 5.625%, 5/1/2022	(a)		1,207,312
		Wireless Communications-5.4%
		Hughes Satellite Systems Corp.:
625	M	5.25%, 8/1/2026			655,469
950	M	6.625%, 8/1/2026			1,023,625
		Inmarsat Finance, PLC:
775	M	4.875%, 5/15/2022	(a)		790,500
1,225	M	6.5%, 10/1/2024	(a)		1,310,750
		Intelsat Jackson Holdings SA:
1,025	M	5.5%, 8/1/2023			853,313
2,600	M	8%, 2/15/2024	(a)		2,808,000
1,300	M	9.75%, 7/15/2025	(a)	(b)	1,301,625
		Level 3 Financing, Inc.:
1,138	M	6.125%, 1/15/2021			1,174,985
800	M	5.125%, 5/1/2023			832,496
675	M	5.25%, 3/15/2026			702,074
1,875	M	SBA Communications Corp., 4.875%, 9/1/2024	(a)	(b)	1,912,500
		Sprint Communications, Inc.:
1,225	M	7%, 3/1/2020	(a)		1,347,892
5,700	M	7%, 8/15/2020			6,284,250
4,350	M	6%, 11/15/2022			4,621,875
2,675	M	Sprint Corp., 7.875%, 9/15/2023			3,082,938
		T -Mobile USA, Inc.:
2,475	M	6%, 3/1/2023			2,625,802
2,725	M	6.625%, 4/1/2023			2,890,408
300	M	6.5%, 1/15/2024			323,250
1,075	M	6%, 4/15/2024			1,152,938
2,225	M	Telecom Italia SpA, 5.303%, 5/30/2024			2,394,656
					38,089,346
Total Value of Corporate Bonds (cost $630,301,006)					647,886,602
		LOAN PARTICIPATIONS+-4.8%
		Automotive-.9%
3,500	M	Superior Industries International, Inc., 5.7872%, 3/22/2024		(b)	3,491,251
3,025	M	Truck Hero, Inc., 5.1557%, 4/22/2024			3,005,156
					6,496,407
		Building Materials-.3%
2,171	M	Builders FirstSource, Inc., 4.2964%, 2/29/2024			2,174,114
		Energy-.3%
2,225	M	Jonah Energy, LLC, 7.7261%, 5/12/2021			2,152,688
		Financials-.8%
		Lightstone Generation, LLC:
144	M	5.7261%, 1/30/2024			140,418
2,321	M	5.7261%, 1/30/2024			2,265,975
3,500	M	Project Leopard Holdings, Inc., 6.5%, 6/21/2023		(b)	3,513,125
					5,919,518
		Gaming/Leisure-.5%
3,250	M	Dorna Sports SL, 3.5%, 4/12/2024		(b)	3,278,437
		Health Care-.4%
		CHS/Community Health Systems, Inc.:
483	M	3.9518%, 12/31/2019			483,018
891	M	4.2018%, 1/27/2021			889,877
1,429	M	ExamWorks Group, Inc., 4.4761%, 7/27/2023			1,440,237
					2,813,132
		Manufacturing-.1%
473	M	Columbus McKinnon Corp., 4.2964%, 1/31/2024			478,204
		Metals/Mining-.1%
773	M	Peabody Energy Corp., 5.7261%, 3/31/2022			775,961
		Retail-General Merchandise-1.0%
3,450	M	Bass Pro Group, LLC, 6.2964%, 12/15/2023			3,358,144
3,375	M	Harbor Freight Tools USA, Inc., 4.4761%, 8/18/2023			3,375,563
					6,733,707
		Services-.1%
578	M	Brickman Group, Ltd., LLC, 4.2174%, 12/18/2020			580,084
		Wireless Communications-.3%
1,850	M	Intelsat Jackson Holdings, Ltd, 4.0003%, 6/30/2019			1,835,959
Total Value of Loan Participations (cost $33,102,926)					33,238,211
		PASS-THROUGH CERTIFICATES-.6%
		Transportation
3,911	M	American Airlines 13-2 B PTT, 5.60%, 1/15/2022 (cost $4,001,255)	(a)		4,091,930
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.1%
7,500	M	Federal Home Loan Bank, 1.01%, 8/4/2017 (cost $7,492,845)			7,493,265
Total Value of Investments (cost $674,898,032)		99.6%			692,710,008
Other Assets, Less Liabilities		.4			3,099,714
Net Assets		100.0%			$ 695,809,722

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held one hundred ninety-eight 144A securities with an aggregate value of $327,623,125 representing 47.1% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

Summary of Abbreviations:
PTT Pass Through Trust

At June 30, 2017, the cost of investments for federal income tax purposes was $674,919,031. Accumulated net unrealized appreciation on investments was $17,790,977, consisting of $22,601,292 gross unrealized appreciation and $4,810,315 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$647,886,602	$-	$647,886,602
Loan Participations	-	33,238,211	-	33,238,211
Pass-Through Certificates	-	4,091,930	-	4,091,930
Short-Term U.S Government
Agency Obligations	-	7,493,265	-	7,493,265
Total Investments in Securities*	$-	$692,710,008	$-	$692,710,008

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2017

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-45.5%
		Fannie Mae-30.1%
$16,545	M	3%, 12/1/2028 - 6/1/2046		$16,869,318
27,179	M	3.5%, 4/1/2033 - 4/1/2046		28,085,342
27,116	M	4%, 8/1/2026 - 11/1/2045		28,734,767
5,928	M	4.5%, 11/1/2040 - 1/1/2042		6,458,995
2,062	M	5%, 8/1/2039 - 11/1/2039		2,266,733
1,763	M	5.5%, 7/1/2033 - 10/1/2039		1,972,507
				84,387,662
		Freddie Mac-4.4%
299	M	3%, 6/1/2021		307,737
4,799	M	3.5%, 9/1/2032 - 2/1/2046		4,961,464
5,600	M	4%, 6/1/2047	(a)	5,896,666
1,186	M	5%, 8/1/2039		1,317,053
				12,482,920
		Government National Mortgage Association I Program-11.0%
604	M	4%, 6/15/2042		654,098
7,155	M	4.5%, 9/15/2033 - 6/15/2040		7,795,267
7,227	M	5%, 6/15/2033 - 4/15/2040		8,039,276
5,389	M	5.5%, 3/15/2033 - 10/15/2039		6,080,391
5,865	M	6%, 3/15/2033 - 4/15/2040		6,789,805
1,392	M	7%, 6/15/2023 - 4/15/2034		1,497,732
				30,856,569
Total Value of Residential Mortgage-Backed Securities (cost $128,864,415)				127,727,151
		U.S. GOVERNMENT OBLIGATIONS-16.1%
		U.S. Treasury Bonds:
3,800	M	3%, 2/15/2047		3,920,753
3,000	M	3%, 5/15/2047		3,096,621
		U.S. Treasury Notes:
6,000	M	0.375%, 1/15/2027 (TIPS)		5,969,141
2,000	M	1.125%, 8/31/2021		1,947,852
13,230	M	1.375%, 10/31/2020		13,123,287
5,100	M	1.5%, 3/31/2023		4,960,943
5,000	M	1.75%, 5/31/2022		4,971,290
7,310	M	1.875%, 8/31/2022		7,296,864
Total Value of U.S. Government Obligations (cost $45,560,676)				45,286,751
		COMMERCIAL MORTGAGE-BACKED SECURITIES-15.0%
		Fannie Mae-11.1%
2,752	M	2.27%, 1/1/2023		2,762,912
5,500	M	2.369%, 7/25/2026		5,299,118
4,800	M	2.49935%, 9/25/2026		4,658,208
1,300	M	2.96%, 11/1/2018		1,318,467
5,195	M	2.995%, 11/1/2022		5,371,041
6,900	M	3.34%, 2/1/2027		7,241,274
4,500	M	3.84%, 5/1/2018		4,543,326
				31,194,346
		Federal Home Loan Mortgage Corporation-3.9%
		Multi-Family Structured Pass-Through:
1,830	M	2.454%, 8/25/2023		1,841,589
4,330	M	2.849%, 3/25/2026		4,333,828
4,700	M	3.08%, 1/25/2031		4,680,161
				10,855,578
Total Value of Commercial Mortgage-Backed Securities (cost $41,806,803)				42,049,924
		U.S. GOVERNMENT AGENCY OBLIGATIONS-11.3%
		Fannie Mae:
3,100	M	1.125%, 7/20/2018		3,094,051
1,700	M	1.375%, 2/26/2021		1,680,027
8,000	M	1.375%, 5/28/2019		7,992,936
5,000	M	1.5%, 2/28/2020		4,988,835
4,300	M	1.875%, 9/18/2018		4,327,365
4,750	M	1.875%, 9/24/2026		4,509,351
5,000	M	Freddie Mac, 3.75%, 3/27/2019		5,202,575
Total Value of U.S. Government Agency Obligations (cost $32,306,819)				31,795,140
		COLLATERALIZED MORTGAGE OBLIGATIONS-4.9%
		Fannie Mae:
5,936	M	3%, 10/25/2042		6,094,233
5,701	M	4%, 2/25/2025		6,033,708
1,639	M	Freddie Mac, 3%, 8/15/2039		1,668,045
Total Value of Collateralized Mortgage Obligations (cost $13,276,140)				13,795,986
		TAXABLE MUNICIPAL BONDS-4.8%
4,000	M	Ford Foundation, 3.859%, 6/1/2047		4,160,156
4,700	M	New York City Trans. Fin. Auth., 3.21%, 5/1/2029		4,634,294
4,500	M	New York State Urban Dev. Corp., 3.27%, 3/15/2027		4,550,265
Total Value of Taxable Municipal Bonds (cost $13,232,415)				13,344,715
		COVERED BONDS-2.1%
		Financial Services
5,700	M	Toronto-Dominion Bank, 2.5%, 1/18/2022 (cost $5,687,819)	(b)	5,743,217
Total Value of Investments (cost $280,735,087)		99.7%		279,742,884
Other Assets, Less Liabilities		.3		885,593
Net Assets		100.0%		$280,628,477

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held one
144A security with a value of $5,743,217 representing 2.1% of the Fund's net assets.

Summary of Abbreviations:
	TIPS	Treasury Inflation-Protected Securities

At June 30, 2017, the cost of investments for federal income tax purposes was $280,785,399. Accumulated net unrealized depreciation on investments was $1,042,515, consisting of $2,921,663 gross unrealized appreciation and
$3,964,178 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$127,727,151	$-	$127,727,151
U.S. Government Obligations	-	45,286,751	-	45,286,751
Commercial
Mortgage-Backed Securities	-	42,049,924	-	42,049,924
U.S. Government Agency
Obligations	-	31,795,140	-	31,795,140
Collateralized Mortgage
Obligations	-	13,795,986	-	13,795,986
Taxable Municipal Bonds	-	13,344,715	-	13,344,715
Covered Bonds	-	5,743,217	-	5,743,217
Total Investments in Securities	$-	$279,742,884	$-	$279,742,884

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT CASH MANAGEMENT FUND
June 30, 2017

Principal		Interest
Amount	Security	Rate*	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS-48.7%
	Federal Home Loan Bank:
$4,000 M	7/14/2017	0.85%	$ 3,998,777
3,500 M	7/17/2017	0.94	3,498,537
7,000 M	7/18/2017	0.81	6,997,319
4,000 M	7/24/2017	1.00	3,997,443
6,000 M	8/4/2017	1.03	5,994,161
3,000 M	8/8/2017	1.02	2,996,785
7,000 M	8/15/2017	0.94	6,991,808
9,000 M	8/16/2017	1.03	8,988,207
5,000 M	8/30/2017	0.99	4,991,785
5,000 M	9/15/2017	1.04	4,989,021
3,000 M	9/20/2017	1.03	2,993,047
7,000 M	9/22/2017	1.04	6,983,293
Total Value of U.S. Government Agency Obligations (cost $63,420,183)			63,420,183
	VARIABLE AND FLOATING RATE NOTES-15.6%
	Federal Home Loan Bank:
7,000 M	7/17/2017	0.99	7,000,021
3,500 M	9/5/2017	1.12	3,500,420
5,000 M	10/20/2017	0.78	5,000,000
4,800 M	1/26/2018	0.88	4,800,194
Total Value of Variable and Floating Rate Notes (cost $20,300,635)			20,300,635
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-35.6%
	U.S. Treasury Bills:
3,000 M	7/6/2017	0.76	2,999,683
3,000 M	7/13/2017	0.75	2,999,249
6,000 M	7/13/2017	0.80	5,998,407
4,500 M	7/20/2017	0.76	4,498,191
2,000 M	8/17/2017	0.69	1,998,193
8,000 M	8/17/2017	0.80	7,991,679
7,000 M	9/7/2017	0.90	6,988,147
10,000 M	9/14/2017	0.91	9,981,066
3,000 M	9/21/2017	0.88	2,994,008
Total Value of Short-Term U.S. Government Obligations (cost $46,448,623)			46,448,623
Total Value of Investments (cost $130,169,441)**	99.9%		130,169,441
Other Assets, Less Liabilities	.1		74,322
Net Assets	100.0%		$ 130,243,763

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2017.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$63,420,183	$-	$63,420,183
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	20,300,635	-	20,300,635
Short-Term U.S. Government
Obligations	-	46,448,623	-	46,448,623
Total Investments in Securities	$-	$130,169,441	$-	$130,169,441

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
June 30, 2017

Principal
Amount			Security			Value
			SOVEREIGN BONDS-59.0%
			Mexico-13.7%
			United Mexican States:
288	M	MXN	7.75%, 11/23/2034			$1,705,871
1,180	M	MXN	7.75%, 11/13/2042			6,881,532
724	M	MXN	8.5%, 5/31/2029			4,533,190
760	M	MXN	8.5%, 11/18/2038			4,794,109
						17,914,702
			Poland-8.0%
			Republic of Poland:
8,990	M	PLN	2.5%, 7/25/2026			2,296,354
19,495	M	PLN	3.25%, 7/25/2025			5,308,801
9,720	M	PLN	4%, 10/25/2023			2,793,387
						10,398,542
			Australia-6.8%
3,765	M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024			3,339,089
			Queensland Treasury Corp.:
3,535	M	AUD	3.25%, 7/21/2026			2,760,075
3,240	M	AUD	4.75%, 7/21/2025			2,819,453
						8,918,617
			Malaysia-6.4%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023			3,238,807
1,750	M	MYR	3.62%, 11/30/2021			406,501
7,020	M	MYR	3.659%, 10/15/2020			1,637,286
3,635	M	MYR	3.899%, 11/16/2027			845,979
890	M	MYR	3.9%, 11/30/2026			206,298
2,405	M	MYR	3.955%, 9/15/2025			557,750
6,540	M	MYR	4.048%, 9/30/2021			1,544,014
						8,436,635
			South Africa-4.7%
			Republic of South Africa:
46,785	M	ZAR	6.5%, 2/28/2041			2,499,372
14,655	M	ZAR	6.75%, 3/31/2021			1,083,736
38,210	M	ZAR	8.75%, 2/28/2048			2,607,451
						6,190,559
			Brazil-4.7%
			Nota Do Tesouro Nacional:
10	M	BRL	10%, 1/1/2025			2,994,342
11	M	BRL	10%, 1/1/2027			3,177,554
						6,171,896
			United Kingdom-4.5%
4,430	M	GBP	United Kingdom Gilt, 1.25%, 7/22/2018			5,826,490
			Portugal-4.3%
			Obrigacoes Do Tesouro:
1,940	M	EUR	2.875%, 10/15/2025			2,271,006
2,750	M	EUR	4.1%, 4/15/2037			3,300,374
						5,571,380
			Indonesia-4.2%
			Republic of Indonesia:
52,000,000	M	IDR	8.375%, 3/15/2034			4,206,040
15,300,000	M	IDR	9%, 3/15/2029			1,309,303
						5,515,343
			Spain-1.4%
1,090	M	EUR	Bonos Y Obligaciones Del Estado, 5.15%, 10/31/2044			1,811,596
			Turkey-.3%
1,265	M	TRY	Republic of Turkey, 10.6%, 2/11/2026			366,994
Total Value of Sovereign Bonds (cost $85,899,405)						77,122,754
			U.S. GOVERNMENT OBLIGATIONS-15.5%
			United States
6,195	M	USD	U.S. Treasury Bonds, 2.875%, 11/15/2046			6,230,454
			U.S. Treasury Notes:
8,560	M	USD	1.0725%, 4/30/2019	(a)		8,559,786
5,530	M	USD	1.1425%, 1/31/2019	(a)		5,538,334
Total Value of U.S. Government Obligations (cost $20,066,822)						20,328,574
			CORPORATE BONDS-14.7%
			United States-12.4%
			Apple, Inc.:
930	M	USD	4.5%, 2/23/2036			1,045,557
2,140	M	USD	4.65%, 2/23/2046			2,404,662
1,650	M	USD	Citigroup, Inc., 1.9454%, 1/10/2020	(a)		1,662,514
2,055	M	USD	Ford Motor Credit Co., LLC, 2.1554%, 1/9/2020	(a)		2,070,289
2,505	M	USD	General Motors Financial Co., 2.0851%, 4/13/2020	(a)		2,518,817
1,505	M	USD	HP Enterprise Co., 6.35%, 10/15/2045			1,595,926
735	M	USD	JP Morgan Chase Bank NA, 1.7302%, 9/21/2018	(a)		737,386
2,410	M	USD	NBC Universal Enterprise, 1.4982%, 4/1/2021	(a)	(b)	2,417,382
1,760	M	USD	Wells Fargo & Co., 2.1915%, 7/26/2021	(a)		1,794,037
						16,246,570
			Australia-2.0%
1,030	M	USD	Macquarie Group, Ltd., 1.7965%, 10/27/2017	(a)	(b)	1,031,780
1,500	M	USD	National Australia Bank, 1.6817%, 5/22/2020	(a)	(b)	1,503,270
						2,535,050
			United Kingdom-.3%
380	M	USD	BP Capital Markets, PLC, 3.506%, 3/17/2025			389,410
Total Value of Corporate Bonds (cost $18,677,046)						19,171,030
			GOVERNMENT REGIONAL AGENCY-3.0%
			Norway-1.5%
1,872	M	USD	Kommunalbanken AS, 1.5803%, 6/16/2020	(a)	(b)	1,889,063
			South Korea-.8%
1,010	M	USD	Export-Import Bank of Korea, 1.8068%, 8/14/2017	(a)	(b)	1,009,965
			Netherlands-.7%
974	M	USD	Bank Nederlandse Gemeenteen, 1.2284%, 7/14/2017	(a)	(b)	973,993
Total Value of Government Regional Agency (cost $3,866,776)						3,873,021
			SUPRANATIONALS-1.2%
			Venezuela-.8%
1,075	M	USD	Corp. Andina De Fomento, 2%, 5/10/2019			1,079,352
			Luxembourg-.4%
515	M	USD	European Investment Bank, 1.125%, 9/15/2017			514,867
Total Value of Supranational (cost $1,589,843)						1,594,219
			GOVERNMENT GUARANTEED PROGRAM-1.1%
			France
1,400	M	USD	Dexia Credit Local SA NY, 1.4181%, 6/5/2018 (cost $1,400,000)	(a)	(b)	1,397,577
Total Value of Investments (cost $131,499,892)			94.5%			123,487,175
Other Assets, Less Liabilities			5.5			7,228,521
Net Assets			100.0%			$130,715,696

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2017.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the
Fund held seven 144A securities with an aggregate value of $10,223,030 representing 7.8% of the Fund's net assets.

Summary of Abbreviations:
	AUD	Australian Dollar
	BRL	Brazillian Real
	EUR	Euro
	GBP	British Pound
	IDR	Indonesian Rupiah
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	PLN	Polish Zloty
	TRY	Turkish Lira
	USD	United States Dollar
	ZAR	South African Rand

At June 30, 2017, the cost of investments for federal income tax purposes was $131,499,892. Accumulated net unrealized depreciation on investments was $8,012,717, consisting of $3,170,419 gross unrealized appreciation and $11,183,136 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$17,914,702	$-	$17,914,702
Poland	-	10,398,542	-	10,398,542
Australia	-	8,918,617	-	8,918,617
Malaysia	-	8,436,635	-	8,436,635
South Africa	-	6,190,559	-	6,190,559
Brazil	-	6,171,896	-	6,171,896
United Kingdom	-	5,826,490	-	5,826,490
Portugal	-	5,571,380	-	5,571,380
Indonesia	-	5,515,343	-	5,515,343
Spain	-	1,811,596	-	1,811,596
Turkey	-	366,994	-	366,994
U.S. Government Obligations	-	20,328,574	-	20,328,574
Corporate Bonds
United States	-	16,246,570	-	16,246,570
Australia	-	2,535,050	-	2,535,050
United Kingdom	-	389,410	-	389,410
Government Regional Agency
Norway	-	1,889,063	-	1,889,063
South Korea	-	1,009,965	-	1,009,965
Netherlands	-	973,993	-	973,993
Supranationals
Venezuela	-	1,079,352	-	1,079,352
Luxembourg	-	514,867	-	514,867
Government Guaranteed Program
France	-	1,397,577	-	1,397,577
Total Investments in Securities	$-	$123,487,175	$-	$123,487,175
Other Financial Instruments*	$-	$767,195	$-	$767,195

*Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instrument.

During the period ended June 30, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2017

Principal
Amount		Security		Value
		CORPORATE BONDS-98.0%
		Aerospace/Defense-1.5%
$5,000	M	Rockwell Collins, Inc., 3.2%, 3/15/2024		$5,075,690
4,000	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	4,127,124
				9,202,814
		Automotive-.7%
4,000	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		4,034,732
		Chemicals-3.0%
		Agrium, Inc.:
2,000	M	3.5%, 6/1/2023		2,055,868
4,000	M	3.375%, 3/15/2025		4,007,152
4,020	M	Dow Chemical Co., 3.5%, 10/1/2024		4,135,028
3,000	M	LYB International Finance Co. BV, 3.5%, 3/2/2027		2,963,226
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,653,685
				18,814,959
		Consumer Non-Durables-.3%
1,800	M	Newell Brands, Inc., 4.2%, 4/1/2026		1,913,269
		Energy-10.4%
8,600	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		8,741,238
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	5,433,430
5,000	M	Continental Resources, Inc., 5%, 9/15/2022		4,925,000
3,000	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		3,003,750
4,000	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027		4,022,104
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,221,410
		Kinder Morgan Energy Partners, LP:
3,000	M	3.5%, 3/1/2021		3,074,439
5,000	M	3.45%, 2/15/2023		5,036,680
5,000	M	Magellan Midstream Partners, LP, 5%, 3/1/2026		5,523,585
		Marathon Oil Corp.:
2,700	M	6%, 10/1/2017		2,725,804
1,800	M	3.85%, 6/1/2025		1,759,966
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		4,041,224
5,800	M	Spectra Energy, LLC, 6.2%, 4/15/2018		5,988,123
		Valero Energy Corp.:
4,000	M	9.375%, 3/15/2019		4,478,056
900	M	3.4%, 9/15/2026		882,137
				64,856,946
		Financial Services-13.5%
2,000	M	American Express Co., 7%, 3/19/2018		2,074,700
		American International Group, Inc.:
3,700	M	3.75%, 7/10/2025		3,775,062
2,000	M	4.7%, 7/10/2035		2,132,250
4,500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		4,867,785
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		5,798,061
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		4,532,221
4,500	M	Brookfield Finance, LLC, 4%, 4/1/2024		4,622,620
2,400	M	Compass Bank, 6.4%, 10/1/2017		2,424,730
3,750	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)	4,019,505
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		7,043,764
5,000	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035		5,452,390
6,400	M	General Electric Capital Corp., 4.65%, 10/17/2021		7,054,125
4,500	M	International Lease Finance Corp., 8.25%, 12/15/2020		5,309,595
5,000	M	Key Bank NA, 3.4%, 5/20/2026		4,974,385
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,391,788
3,000	M	National City Corp., 6.875%, 5/15/2019		3,265,746
4,550	M	Protective Life Corp., 7.375%, 10/15/2019		5,068,777
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019		3,308,310
4,000	M	State Street Corp., 3.55%, 8/18/2025		4,169,620
				84,285,434
		Financials-26.0%
		Bank of America Corp.:
5,925	M	5%, 5/13/2021		6,470,633
2,000	M	2.15317%, 4/24/2023	+	2,008,708
3,250	M	4.1%, 7/24/2023		3,445,133
4,725	M	5.875%, 2/7/2042		5,942,330
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020		2,137,612
3,800	M	3.75%, 5/15/2024		3,921,125
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024		3,274,694
		Citigroup, Inc.:
2,250	M	8.5%, 5/22/2019		2,513,968
6,200	M	4.5%, 1/14/2022		6,673,748
4,000	M	2.27944%, 5/17/2024	+	3,999,680
5,000	M	3.7%, 1/12/2026		5,066,135
		Deutsche Bank AG:
2,700	M	3.375%, 5/12/2021		2,737,084
3,000	M	3.7%, 5/30/2024		3,003,948
4,000	M	General Motors Financial Co., 5.25%, 3/1/2026		4,327,832
		Goldman Sachs Group, Inc.:
1,800	M	2.35%, 11/15/2021		1,777,608
5,900	M	5.75%, 1/24/2022		6,646,686
3,000	M	3.625%, 1/22/2023		3,100,233
4,700	M	3.5%, 11/16/2026		4,680,627
4,550	M	6.125%, 2/15/2033		5,703,616
		JPMorgan Chase & Co.:
3,200	M	6%, 1/15/2018		3,272,154
5,000	M	4.5%, 1/24/2022		5,417,600
5,850	M	3.625%, 12/1/2027	+	5,802,556
3,600	M	3.54%, 5/1/2028		3,615,365
3,000	M	6.4%, 5/15/2038		4,027,215
		Morgan Stanley:
11,500	M	5.5%, 7/28/2021		12,763,539
3,000	M	2.3732%, 5/8/2024		3,017,940
3,600	M	3.625%, 1/20/2027	+	3,630,244
4,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		4,031,404
		U.S. Bancorp:
4,000	M	3.6%, 9/11/2024		4,158,764
2,700	M	3.1%, 4/27/2026		2,671,707
4,000	M	UBS AG, 4.875%, 8/4/2020		4,314,492
3,000	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)	3,140,433
5,000	M	Visa, Inc., 3.15%, 12/14/2025		5,081,810
		Wells Fargo & Co.:
8,600	M	3.45%, 2/13/2023		8,811,827
1,000	M	3.584%, 5/22/2028	+	1,011,886
2,000	M	4.4%, 6/14/2046		2,029,778
4,500	M	4.75%, 12/7/2046		4,816,242
2,350	M	Wells Fargo Bank NA, 5.85%, 2/1/2037		2,939,902
				161,986,258
		Food/Beverage/Tobacco-5.4%
		Anheuser-Busch InBev Finance, Inc.:
4,000	M	3.75%, 1/15/2022		4,222,836
4,000	M	3.65%, 2/1/2026		4,128,456
4,000	M	4.9%, 2/1/2046		4,532,624
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		5,846,420
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020		6,436,050
4,000	M	Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)	3,901,268
5,000	M	PepsiCo, Inc., 3.45%, 10/6/2046		4,710,430
				33,778,084
		Food/Drug-.7%
4,000	M	CVS Health Corp., 3.875%, 7/20/2025		4,165,968
		Forest Products/Containers-.4%
2,500	M	Rock-Tenn Co., 4.9%, 3/1/2022		2,727,410
		Health Care-1.9%
3,100	M	Biogen, Inc., 6.875%, 3/1/2018		3,205,307
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021		4,380,930
4,000	M	Laboratory Corp. of America, 3.75%, 8/23/2022		4,161,388
				11,747,625
		Information Technology-2.4%
2,600	M	Apple, Inc., 2.5%, 2/9/2025		2,545,507
8,550	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	9,021,558
3,500	M	Oracle Corp., 2.4%, 9/15/2023		3,457,545
				15,024,610
		Manufacturing-2.1%
		CRH America Finance, Inc.:
5,000	M	8.125%, 7/15/2018		5,312,365
2,250	M	3.4%, 5/9/2027	(a)	2,254,808
5,000	M	Johnson Controls International, PLC, 5%, 3/30/2020		5,343,975
				12,911,148
		Media-Broadcasting-2.0%
1,800	M	ABC, Inc., 8.75%, 8/15/2021		2,194,796
3,950	M	British Sky Broadcasting, PLC, 9.5%, 11/15/2018	(a)	4,342,717
5,800	M	Comcast Corp., 4.25%, 1/15/2033		6,192,097
				12,729,610
		Media-Diversified-.6%
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025		3,997,812
		Metals/Mining-3.8%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,400,000
4,000	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	4,282,200
5,000	M	Glencore Funding, LLC, 4.625%, 4/29/2024	(a)	5,234,250
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,464,235
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		4,230,000
				23,610,685
		Real Estate-9.4%
4,600	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		4,687,497
		AvalonBay Communities, Inc.:
3,500	M	3.5%, 11/15/2024		3,591,451
2,800	M	3.35%, 5/15/2027		2,811,939
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019		4,290,920
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021		2,926,541
2,700	M	4.75%, 10/1/2025		2,908,902
4,000	M	ERP Operating, LP, 3.375%, 6/1/2025		4,031,552
2,200	M	HCP, Inc., 4.25%, 11/15/2023		2,309,850
		Prologis, LP:
2,000	M	3.35%, 2/1/2021		2,067,138
1,125	M	3.75%, 11/1/2025		1,173,232
		Realty Income Corp.:
5,528	M	3.25%, 10/15/2022		5,617,758
1,800	M	4.125%, 10/15/2026		1,864,127
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024		3,057,123
5,000	M	Tanger Properties, LP, 3.125%, 9/1/2026		4,694,820
		Ventas Realty, LP:
4,000	M	4.75%, 6/1/2021		4,282,552
1,500	M	3.5%, 2/1/2025		1,492,738
6,500	M	Welltower, Inc., 4%, 6/1/2025		6,731,803
				58,539,943
		Retail-General Merchandise-1.9%
4,000	M	Amazon.com, Inc., 4.8%, 12/5/2034		4,618,580
5,300	M	Home Depot, Inc., 5.875%, 12/16/2036		6,917,147
				11,535,727
		Telecommunications-1.9%
4,500	M	AT&T, Inc., 4.25%, 3/1/2027		4,661,793
7,100	M	Verizon Communications, Inc., 4.272%, 1/15/2036		6,874,206
				11,535,999
		Transportation-2.2%
4,000	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		4,799,172
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	3,280,932
5,800	M	Southwest Airlines Co., 3%, 11/15/2026		5,636,684
				13,716,788
		Utilities-7.9%
5,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		5,246,970
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,092,172
3,000	M	Electricite de France SA, 3.625%, 10/13/2025	(a)	3,071,910
3,150	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		3,245,435
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,250,884
		Great River Energy Co.:
173	M	5.829%, 7/1/2017	(a)	172,936
6,504	M	4.478%, 7/1/2030	(a)	6,965,909
3,000	M	MidAmerican Energy Co., 3.95%, 8/1/2047		3,093,168
3,850	M	Ohio Power Co., 5.375%, 10/1/2021		4,288,796
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		4,578,606
1,929	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		1,908,154
4,000	M	Sempra Energy, 9.8%, 2/15/2019		4,487,992
4,000	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041		4,614,112
				49,017,044
Total Value of Corporate Bonds (cost $606,603,221)				610,132,865
		TAXABLE MUNICIPAL BONDS-.5%
3,000	M	Ford Foundation, 3.859%, 6/1/2047 (cost $3,000,750)		3,120,117
Total Value of Investments (cost $609,603,971)		98.5%		613,252,982
Other Assets, Less Liabilities		1.5		9,325,516
Net Assets		100.0%		$622,578,498

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held sixteen 144A securities with an aggregate value of $66,732,940 representing
10.7% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2017.

At June 30, 2017, the cost of investments for federal income tax purposes was
$609,603,971. Accumulated net unrealized appreciation on investments was
$3,649,011, consisting of $12,656,251 gross unrealized appreciation and
$9,007,240 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$610,132,865	$-	$610,132,865
Taxable Municipal Bonds	-	3,120,117	-	3,120,117
Total Investments in Securities*	$-	$613,252,982	$-	$613,252,982

*The Portfolio of Investments provides information on the industry categorization of corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2017

Principal
Amount		Security		Value
		CORPORATE BONDS-73.3%
		Aerospace/Defense-.8%
$1,000	M	Honeywell International, Inc., 1.85%, 11/1/2021		$ 984,590
		Automotive-3.4%
900	M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021	(a)	884,295
		Daimler Finance NA, LLC:
1,000	M	2.25%, 7/31/2019	(a)	1,004,831
1,000	M	2.45%, 5/18/2020	(a)	1,006,362
1,000	M	Toyota Motor Credit Corp., 2.6%, 1/11/2022		1,011,186
				3,906,674
		Chemicals-1.9%
1,000	M	Dow Chemical Co., 4.25%, 11/15/2020		1,062,595
1,000	M	Lubrizol Corp., 8.875%, 2/1/2019		1,104,300
				2,166,895
		Energy-1.7%
1,000	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		1,016,423
1,000	M	Shell International Finance BV, 1.375%, 5/10/2019		994,384
				2,010,807
		Financial Services-10.6%
500	M	American Express Co., 7%, 3/19/2018		518,675
1,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,081,730
1,000	M	BlackRock, Inc., 5%, 12/10/2019		1,074,093
1,000	M	Capital One NA, 2.25%, 9/13/2021		982,445
500	M	ERAC USA Finance, LLC, 6.375%, 10/15/2017	(a)	506,503
1,825	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		1,872,078
1,500	M	Protective Life Corp., 7.375%, 10/15/2019		1,671,026
700	M	Prudential Financial, Inc., 7.375%, 6/15/2019		771,939
		Siemens Financieringsmaatschappij NV:
750	M	1.45%, 5/25/2018	(a)	749,970
1,000	M	1.7%, 9/15/2021	(a)	977,457
1,025	M	State Street Bank & Trust, 5.25%, 10/15/2018		1,067,839
1,000	M	UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,021,489
				12,295,244
		Financials-28.8%
		Bank of America Corp.:
1,400	M	5.65%, 5/1/2018		1,444,255
500	M	2.881%, 4/24/2023		501,482
900	M	Bank of Montreal, 1.9%, 8/27/2021		883,725
900	M	Bank of New York Mellon Corp., 2.05%, 5/3/2021		892,252
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019		759,330
2,000	M	Capital One Financial Corp., 3.05%, 3/9/2022		2,017,862
		Citigroup, Inc.:
500	M	6.125%, 11/21/2017		508,592
250	M	8.5%, 5/22/2019		279,330
1,000	M	2.65%, 10/26/2020		1,010,363
1,000	M	2.75%, 4/25/2022		999,533
1,850	M	Citizens Bank, 2.25%, 3/2/2020		1,849,452
		Danske Bank A/S:
1,000	M	2%, 9/8/2021	(a)	983,619
800	M	2.7%, 3/2/2022	(a)	805,661
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021	(a)	996,190
		Goldman Sachs Group, Inc.:
1,000	M	6.15%, 4/1/2018		1,032,278
1,000	M	5.375%, 3/15/2020		1,079,950
1,000	M	2.6%, 12/27/2020		1,005,925
1,000	M	ING Groep NV, 3.15%, 3/29/2022		1,020,163
		JPMorgan Chase & Co.:
750	M	6%, 1/15/2018		766,911
2,000	M	4.5%, 1/24/2022		2,167,040
800	M	Lloyds Banking Group, PLC, 3%, 1/11/2022		808,749
		Morgan Stanley:
2,000	M	5.5%, 7/28/2021		2,219,746
500	M	2.3362%, 1/20/2022	+	505,260
1,000	M	Northern Trust Co., 6.5%, 8/15/2018		1,051,328
1,340	M	Santander U.K., PLC, 2%, 8/24/2018		1,342,620
1,300	M	U.S. Bank NA, 2.125%, 10/28/2019		1,310,096
		UBS AG:
600	M	5.875%, 12/20/2017		612,236
1,000	M	1.8%, 3/26/2018		1,001,715
1,000	M	UBS Group Funding Switzerland, 3.491%, 3/23/2023	(a)	1,024,247
900	M	Wachovia Corp., 5.75%, 2/1/2018		921,160
1,500	M	Wells Fargo & Co., 4.6%, 4/1/2021		1,617,764
				33,418,834
		Food/Beverage/Tobacco-5.0%
900	M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019		902,361
1,500	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		1,678,398
1,000	M	Ingredion, Inc., 4.625%, 11/1/2020		1,072,675
900	M	Mead Johnson Nutrition Co., 3%, 11/15/2020		923,632
800	M	Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)	780,254
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018		517,267
				5,874,587
		Forest Products/Containers-.8%
900	M	Georgia Pacific, LLC, 3.163%, 11/15/2021	(a)	919,627
		Health Care-1.6%
900	M	AstraZeneca PLC, 2.375%, 6/12/2022		898,504
1,000	M	Gilead Sciences, Inc., 2.55%, 9/1/2020		1,014,871
				1,913,375
		Information Technology-3.9%
900	M	Apple, Inc., 2.5%, 2/9/2022		908,551
		Diamond 1 Finance Corp.:
750	M	3.48%, 6/1/2019	(a)	767,884
900	M	4.42%, 6/15/2021	(a)	949,638
1,000	M	Oracle Corp., 1.9%, 9/15/2021		991,803
900	M	QUALCOMM, Inc., 2.6%, 1/30/2023		897,410
				4,515,286
		Manufacturing-.2%
250	M	CRH America, Inc., 8.125%, 7/15/2018		265,618
		Real Estate-4.8%
1,000	M	Boston Properties, LP, 5.875%, 10/15/2019		1,072,730
1,250	M	Realty Income Corp., 3.25%, 10/15/2022		1,270,296
650	M	Ventas Realty, LP, 4%, 4/30/2019		668,289
1,500	M	Wea Finance, LLC, 3.15%, 4/5/2022	(a)	1,510,056
1,000	M	Welltower, Inc., 6.125%, 4/15/2020		1,098,141
				5,619,512
		Telecommunications-2.8%
		AT&T, Inc.:
500	M	5.875%, 10/1/2019		541,395
500	M	2.45%, 6/30/2020		502,918
		Verizon Communications, Inc.:
800	M	3.65%, 9/14/2018		817,967
1,400	M	1.75%, 8/15/2021		1,355,479
				3,217,759
		Transportation-.9%
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020		1,012,691
		Utilities-6.1%
500	M	Arizona Public Service Co., 8.75%, 3/1/2019		554,886
500	M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018		536,158
500	M	Entergy Gulf States Louisiana, LLC, 6%, 5/1/2018		517,873
		Exelon Generation Co., LLC:
1,000	M	6.2%, 10/1/2017		1,010,409
1,000	M	3.4%, 3/15/2022		1,018,956
86	M	Great River Energy Co., 5.829%, 7/1/2017	(a)	86,468
1,000	M	Ohio Power Co., 6.05%, 5/1/2018		1,035,187
500	M	Public Service Electric & Gas Co., 1.8%, 6/1/2019		499,456
557	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		551,244
500	M	Sempra Energy, 9.8%, 2/15/2019		560,999
700	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018		698,720
				7,070,356
Total Value of Corporate Bonds (cost $87,386,249)				85,191,855
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-9.0%
		Fannie Mae-7.3%
1,608	M	2.5%, 5/1/2030 - 8/1/2030		1,622,757
3,221	M	3%, 8/1/2026 - 4/1/2031		3,311,601
3,425	M	3.5%, 12/1/2025 - 12/1/2029		3,573,464
				8,507,822
		Freddie Mac-1.7%
1,52	M	3%, 8/1/2027 - 8/1/2030		1,568,177
401	M	3.5%, 12/1/2025		419,371
				1,987,548
Total Value of Residential Mortgage-Backed Securities (cost $10,678,516)				10,495,370
		COVERED BONDS-6.7%
		Financial Services-2.4%
2,750	M	Stadshypotek AB, 1.875%, 10/2/2019	(a)	2,746,958
		Financials-4.3%
2,500	M	Royal Bank of Canada, 2.2%, 9/23/2019		2,510,447
2,500	M	Toronto-Dominion Bank, 1.95%, 4/2/2020	(a)	2,489,788
				5,000,235
Total Value of Covered Bonds (cost $7,797,684)				7,747,193
		U.S. GOVERNMENT OBLIGATIONS-4.8%
		U.S. Treasury Notes:
1,680	M	1%, 3/15/2019		1,669,828
2,000	M	1.125%, 7/31/2021		1,949,647
1,920	M	1.375%, 4/30/2020		1,911,675
Total Value of U.S. Government Obligations (cost $5,593,940)				5,531,150
		U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
1,000	M	Federal Farm Credit Bank, 2.22%, 11/25/2022		995,787
1,000	M	Freddie Mac, 1.375%, 5/1/2020		993,764
Total Value of U.S. Government Agency Obligations (cost $1,993,769)				1,989,551
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.7%
		Federal Home Loan Bank:
3,000	M	0.9%, 7/24/2017		2,998,266
2,500	M	0.935%, 7/17/2017		2,499,038
Total Value of Short-Term U.S. Government Agency Obligations (cost $5,497,235)				5,497,304
Total Value of Investments (cost $118,947,393)		100.2%		116,452,423
Excess of Liabilities Over Other Assets		(.2)		(234,615)
Net Assets		100.0%		$ 116,217,808

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2017, the Fund held eighteen 144A securities with an aggregate value of $19,189,808 representing 16.5% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

At June 30, 2017, the cost of investments for federal income tax purposes was $118,947,393. Accumulated net unrealized depreciation on investments was $2,494,970, consisting of $225,232 gross unrealized appreciation and $2,720,202 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$85,191,855	$-	$85,191,855
Residential
Mortgage-Backed Securities	-	10,495,370	-	10,495,370
Covered Bonds	-	7,747,193	-	7,747,193
U.S. Government Obligations	-	5,531,150	-	5,531,150
U.S. Government Agency
Obligations	-	1,989,551	-	1,989,551
Short-Term U.S Government
Agency Obligations	-	5,497,304	-	5,497,304
Total Investments in Securities*	$-	$116,452,423	$-	$116,452,423

*The Portfolio of Investments provides information on the industry categorization of corporate bonds and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
June 30, 2017

Shares or
Principal
Amount	Security		Value
	MUTUAL FUNDS-97.2%
	First Investors Income Funds-94.2%
2,504,464	Floating Rate Fund - Institutional Class Shares		$24,143,036
22,518,476	Fund For Income - Institutional Class Shares		56,746,559
1,066,858	Government Fund - Institutional Class Shares		11,234,014
890,087	International Opportunities Bond Fund - Institutional Class Shares		8,446,930
2,935,605	Investment Grade Fund - Institutional Class Shares		28,357,940
2,457,539	Limited Duration High Quality Bond Fund - Institutional Class Shares		23,395,772
			152,324,251
	First Investors Equity Funds-3.0%
449,166	Covered Call Strategy - Institutional Class Shares		4,900,404
Total Value of Mutual Funds (cost $160,592,003)			157,224,655
	SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.2%
	Federal Home Loan Bank:
$600 M	1.01%, 7/17/2017		599,769
3,000 M	1.032%, 8/25/2017	+	3,000,939
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,601,520)			3,600,708
Total Value of Investments (cost $164,193,523)	99.4%		160,825,363
Other Assets, Less Liabilities	.6		975,640
Net Assets	100.0%		$161,801,003

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

At June 30, 2017, the cost of investments for federal income tax purposes was
$164,213,405. Accumulated net unrealized depreciation on investments was
$3,381,066, consisting of $388,716 gross unrealized appreciation and
$3,769,782 gross unrealized depreciation.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
June 30, 2017

Futures contracts outstanding at June 30, 2017:

Number of			Value at	Value at	Unrealized
Contracts	Type	Expiration	Trade Date	June 30, 2017	Appreciation
80	5 Year U.S. Treasury Note
	(Premium received $1,013)	Sep. 2017	$9,433,852	$9,440,828	$6,976

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$152,324,251	$-	$-	$152,324,251
First Investors Equity Funds	4,900,404	-	-	4,900,404
Short-Term U.S Government
Agency Obligations	-	3,600,708		3,600,708
Total Investments in Securities	$157,224,655	$3,600,708	$-	$160,825,363

Other Assets
Futures Contracts	$5,963	$-	$-	$5,963

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2017, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market ("OTC"). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO or the Fund's subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2017 was related to the use of written options.

Options Contracts - Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing call options tends to decrease the Funds' exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

The Funds held no option contracts written at June 30, 2017.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO, or a Fund's subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At June 30, 2017, the Balanced Income Fund and Strategic Income Fund held interest rate futures contracts, which are listed in their respective Portfolios of Investments.

Foreign Exchange Contracts- The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund's assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

At June 30, 2017, the International Opportunities Bond Fund had open foreign exchange contracts.

Conversion of Cash Management Fund to Government Cash Management Fund - Effective October 3, 2016, the name of the First Investors Cash Management Fund changed to the First Investors Government Cash Management Fund and the Fund converted to a "government money market fund" as defined in Rule 2a-7 under the Investment Company Act of 1940. As a government money market fund, the Fund has a policy to invest at least 99.5% of its total assets in U.S. Government Securities, cash and/or repurchase agreements that are collateralized fully by cash and/or U.S. Government Securities. In addition, the Fund has a policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in U.S. Government Securities and repurchase agreement collateralized fully by cash or U.S. Government Securities.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /s/ Clark D. Wagner

Clark D. Wagner

President and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /s/ Clark D. Wagner

Clark D. Wagner

President and Principal Executive Officer

By /s/ Joseph I. Benedek

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 28, 2017